Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1817, Class Z, 6.50%, 2/15/26	$1	$ 964
Series 1927, Class ZA, 6.50%, 1/15/27	11	10,602
Series 2344, Class ZD, 6.50%, 8/15/31	113	114,658
Series 2458, Class ZB, 7.00%, 6/15/32	250	260,922
Federal National Mortgage Association:
Series 1996-35, Class Z, 7.00%, 7/25/26	2	1,512
Series 1998-16, Class H, 7.00%, 4/18/28	37	38,403
Series 1998-44, Class ZA, 6.50%, 7/20/28	60	61,505
Series 1999-25, Class Z, 6.00%, 6/25/29	69	69,535
Series 2000-2, Class ZE, 7.50%, 2/25/30	12	12,021
Series 2000-49, Class A, 8.00%, 3/18/27	4	4,442
Series 2001-31, Class ZA, 6.00%, 7/25/31	536	536,705
Series 2001-74, Class QE, 6.00%, 12/25/31	180	184,039
Series 2009-48, Class WA, 5.795%, 7/25/39(1)	753	761,677
Series 2011-38, Class SA, 0.104%, (13.157% - 30-day SOFR Average x 3), 5/25/41(2)	648	425,570
JPM Lending Facility, 11.309%, (SOFR + 7.00%), 7/15/29(3)	7,013	7,045,424
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	20,263	19,111,819
Total Collateralized Mortgage Obligations (identified cost $29,878,443)		$ 28,639,798

Common Stocks — 5.0%
Security	Shares	Value
Argentina — 0.2%
Banco BBVA Argentina SA ADR(5)	36,700	$ 801,895
Banco Hipotecario SA, Class D	226,900	100,574
Banco Macro SA ADR(5)	8,000	795,600
Banco Patagonia SA, Class B	700	1,549
Grupo Financiero Galicia SA ADR(5)	15,200	1,025,696
Grupo Supervielle SA ADR(5)	37,400	615,230
		$ 3,340,544
Belgium — 0.0%(6)
Cenergy Holdings SA	38,091	$ 375,231
		$ 375,231
Brazil — 0.2%
Vale SA ADR	316,028	$ 2,935,900
		$ 2,935,900
Security	Shares	Value
Bulgaria — 0.3%
Eurohold Bulgaria AD(5)	5,122,901	$ 5,192,099
		$ 5,192,099
Cyprus — 0.5%
Bank of Cyprus Holdings PLC	1,975,000	$ 10,383,070
		$ 10,383,070
Georgia — 0.3%
Bank of Georgia Group PLC	26,764	$ 1,571,089
Georgia Capital PLC(5)	216,721	3,236,995
TBC Bank Group PLC	40,016	1,656,240
		$ 6,464,324
Greece — 0.7%
Alpha Services and Holdings SA	703,647	$ 1,294,538
Athens International Airport SA	9,630	85,604
Eurobank Ergasias Services and Holdings SA, Class A	826,417	2,068,295
Hellenic Telecommunications Organization SA	56,951	861,170
Ideal Holdings SA	7,980	49,766
JUMBO SA	33,531	905,848
Metlen Energy & Metals SA	33,575	1,206,908
Motor Oil (Hellas) Corinth Refineries SA	19,112	422,273
National Bank of Greece SA	245,580	2,128,093
OPAP SA	57,558	987,366
Optima bank SA	37,037	514,357
Piraeus Financial Holdings SA	335,238	1,516,769
Public Power Corp. SA	60,394	823,810
		$ 12,864,797
Iceland — 0.4%
Arion Banki Hf.(4)	1,388,123	$ 1,715,998
Eik fasteignafelag Hf.	3,253,209	309,346
Eimskipafelag Islands Hf.	220,734	695,989
Festi Hf.	239,676	502,116
Hagar Hf.	921,987	677,366
Hampidjan Hf.(5)	356,548	278,449
Heimar Hf.(5)	1,411,651	378,704
Icelandair Group Hf.(5)	37,016,623	364,204
Islandsbanki Hf.	963,656	837,240
Kvika banki Hf.(5)	6,468,924	961,656
Olgerdin Egill Skallagrims Hf.(5)	1,772,072	232,614
Reitir fasteignafelag Hf.	875,641	698,981
Siminn Hf.	2,504,884	245,302
Vatryggingafelag Islands Hf.	1,649,255	237,509
		$ 8,135,474

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Luxembourg — 0.1%
Alvotech SA(5)	89,556	$ 1,137,048
Zabka Group SA(5)	75,581	433,026
		$ 1,570,074
Malaysia — 0.3%
Axiata Group Bhd.	392,700	$ 195,138
CelcomDigi Bhd.	512,200	430,212
CIMB Group Holdings Bhd.	419,700	753,418
Inari Amertron Bhd.	324,500	183,384
Malayan Banking Bhd.	378,600	877,727
Malaysia Airports Holdings Bhd.	115,200	282,631
Maxis Bhd.	327,300	255,142
Petronas Chemicals Group Bhd.	186,600	194,493
Public Bank Bhd.	417,000	402,784
Telekom Malaysia Bhd.	332,900	491,524
Tenaga Nasional Bhd.	343,500	1,047,033
		$ 5,113,486
Philippines — 0.3%
Ayala Corp.	38,940	$ 362,488
Ayala Land, Inc.	1,228,500	467,435
Bank of the Philippine Islands	319,920	637,300
BDO Unibank, Inc.	341,470	803,868
International Container Terminal Services, Inc.	131,990	788,109
SM Investments Corp.	76,140	1,014,422
SM Prime Holdings, Inc.	2,160,400	854,374
		$ 4,927,996
Poland — 0.9%
Alior Bank SA	17,336	$ 400,148
Allegro.eu SA(4)(5)	120,306	882,893
Asseco Poland SA	8,176	237,275
Bank Millennium SA(5)	90,317	230,291
Bank Polska Kasa Opieki SA	35,140	1,378,469
Budimex SA	2,493	291,914
CCC SA(5)	6,265	263,321
CD Projekt SA	13,658	706,324
Cyfrowy Polsat SA(5)	47,091	178,470
Dino Polska SA(4)(5)	9,606	1,062,656
Enea SA(5)	40,894	140,484
Eurocash SA	12,785	27,020
Grupa Azoty SA(5)	7,581	41,058
Grupa Kety SA	1,603	300,308
Jastrzebska Spolka Weglowa SA(5)	10,323	58,675
KGHM Polska Miedz SA	26,814	822,173
KRUK SA	3,228	339,411
Security	Shares	Value
Poland (continued)
LPP SA	230	$ 928,008
mBank SA(5)	2,675	413,021
Orange Polska SA	121,723	238,484
ORLEN SA	115,306	1,520,403
PGE Polska Grupa Energetyczna SA(5)	171,402	275,075
Powszechna Kasa Oszczednosci Bank Polski SA	160,135	2,627,290
Powszechny Zaklad Ubezpieczen SA	114,349	1,402,104
Santander Bank Polska SA	7,465	926,670
Tauron Polska Energia SA(5)	157,615	164,469
Text SA	2,804	40,015
Warsaw Stock Exchange	4,044	41,241
XTB SA(4)	8,685	139,761
		$ 16,077,431
Slovenia — 0.1%
Nova Ljubljanska Banka DD GDR(7)	99,000	$ 2,785,455
		$ 2,785,455
Spain — 0.0%(6)
AmRest Holdings SE	11,440	$ 48,017
		$ 48,017
United Kingdom — 0.0%(6)
Pepco Group NV(5)(7)	35,532	$ 150,012
		$ 150,012
United States — 0.0%(6)
Titan Cement International SA	12,450	$ 589,029
		$ 589,029
Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC(5)	99,972	$ 368,997
Coteccons Construction JSC	12,000	34,878
Duc Giang Chemicals JSC	62,000	274,418
FPT Corp.	486,528	2,963,865
FPT Digital Retail JSC(5)	56,000	457,809
Gemadept Corp.	211,200	535,315
Hoa Phat Group JSC(5)	523,525	551,991
Khang Dien House Trading & Investment JSC(5)	136,700	188,954
KIDO Group Corp.	11,162	26,068
Masan Group Corp.(5)	215,900	583,650
Military Commercial Joint Stock Bank	1,052,159	965,000
Mobile World Investment Corp.	703,598	1,675,830
Nam Long Investment Corp.	224,800	325,967
Phat Dat Real Estate Development Corp.(5)	357,900	271,245
Phu Nhuan Jewelry JSC	226,740	879,779

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Refrigeration Electrical Engineering Corp.	330,956	$ 852,497
SSI Securities Corp.	230,700	231,937
Vietnam Dairy Products JSC	90,281	223,683
Vietnam Joint Stock Commercial Bank for Industry & Trade(5)	286,000	432,245
Vietnam Prosperity JSC Bank	551,000	415,150
Vietnam Technological & Commercial Joint Stock Bank	1,180,800	1,163,402
Vingroup JSC(5)	78,738	126,558
		$ 13,549,238
Total Common Stocks (identified cost $73,236,690)		$ 94,502,177

Convertible Bonds — 0.0%(6)
Security	Principal Amount (000's omitted)		Value
China — 0.0%(6)
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(7)	USD	595	$ 49,828
Total Convertible Bonds (identified cost $533,194)			$ 49,828

Foreign Corporate Bonds — 4.1%
Security	Principal Amount (000's omitted)		Value
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	1,571	$ 118,022
Shimao Group Holdings Ltd., 5.60%, 7/15/26(7)(8)	USD	5,100	343,485
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(7)(9)	USD	506	45,500
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(7)(9)	USD	507	45,610
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(7)(9)	USD	1,016	91,442
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(7)(9)	USD	1,528	142,766
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(7)(9)	USD	1,531	137,828
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(7)(9)	USD	721	65,675
Times China Holdings Ltd.:
5.55%, 6/4/24(7)(8)	USD	3,999	154,961
6.75%, 7/16/23(7)(8)	USD	2,966	96,395
			$ 1,241,684
Georgia — 0.5%
Bank of Georgia JSC:
9.50% to 7/16/29(4)(10)(11)	USD	200	$ 195,951
Security	Principal Amount (000's omitted)		Value
Georgia (continued)
Bank of Georgia JSC: (continued)
9.50% to 7/16/29(7)(10)(11)	USD	6,865	$ 6,722,487
TBC Bank JSC, 10.25% to 7/30/29(7)(10)(11)	USD	2,169	2,162,478
			$ 9,080,916
Hungary — 0.3%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(7)(11)	EUR	3,369	$ 3,490,947
8.625% to 10/19/26, 10/19/27(7)(11)	EUR	1,243	1,371,185
			$ 4,862,132
Iceland — 0.0%
Wow Air Hf.:
0.00%(8)(10)(12)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(8)(10)(12)	EUR	3,600	0
			$ 0
India — 0.0%(6)
Reliance Communications Ltd., 6.50%, 11/6/20(7)(8)	USD	1,800	$ 27,000
			$ 27,000
Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(4)	KZT	3,466,500	$ 6,428,646
ForteBank JSC, 7.75%, 2/4/30(4)(13)	USD	4,690	4,667,025
			$ 11,095,671
Mexico — 0.0%(6)
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(8)	USD	3,667	$ 45,840
10.00%, 12/19/22(7)(8)	USD	1,741	21,764
			$ 67,604
Paraguay — 0.2%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	27,417,630	$ 3,808,035
			$ 3,808,035
Saint Lucia — 0.0%(6)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	48	$ 48,382
			$ 48,382

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Supranational — 0.2%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(7)	USD	2,600	$ 2,563,889
17.35%, 3/1/27(7)	USD	1,000	968,855
International Finance Corp., 16.00%, 2/21/25	UZS	16,000,000	1,236,836
			$ 4,769,580
Uzbekistan — 1.6%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(7)	UZS	42,080,000	$ 3,295,800
Jscb Agrobank, 9.25%, 10/2/29(7)	USD	7,973	8,208,062
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27(7)	UZS	232,110,000	18,484,707
			$ 29,988,569
Venezuela — 0.6%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(8)	USD	18,366	$ 2,278,313
5.50%, 4/12/37(7)(8)	USD	4,827	596,184
6.00%, 10/28/22(7)(8)	USD	4,204	430,896
6.00%, 5/16/24(7)(8)	USD	20,129	2,465,829
6.00%, 11/15/26(7)(8)	USD	11,496	1,408,209
8.50%, 10/27/20(4)(8)	USD	100	92,250
8.50%, 10/27/20(7)(8)	USD	2,724	2,512,429
9.00%, 11/17/21(7)(8)	USD	6,214	792,221
9.75%, 5/17/35(7)(8)	USD	7,081	938,286
12.75%, 2/17/22(7)(8)	USD	3,893	534,906
			$ 12,049,523
Total Foreign Corporate Bonds (identified cost $99,801,823)			$ 77,039,096

Insurance Linked Securities — 0.9%
Security	Shares	Value
Reinsurance Side Cars — 0.5%
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(4)(12)(14)(15)	383,032	$ 181,557
Series 2022B, 0.00%, 3/20/26(4)(12)(14)(15)	9,412	11,695
Series 2022A, 0.00%, 3/20/26(4)(5)(12)(14)(15)	10,974	8,301
Series 2023B, 0.00%, 3/19/27(4)(12)(14)(15)	7,394	83,149
Series 2024A, 0.00%, 3/17/28(4)(12)(14)(15)	60,000	613,638
Series 2024B, 0.00%, 3/17/28(4)(12)(14)(15)	27,000	539,506
Series 2025A, 0.00%, 3/19/30(4)(12)(14)(15)	4,000,000	4,000,000
Mt. Logan Re Ltd., Series A-1(12)(15)(16)	4,400	4,484,377
		$ 9,922,223
Security	Shares	Value
Segregated Account/Funds — 0.4%
PartnerRe ILS Fund SAC Ltd.(5)(12)(15)(16)	5,700,000	$ 6,699,210
		$ 6,699,210
Total Insurance Linked Securities (identified cost $14,304,573)		$ 16,621,433

Loan Participation Notes — 0.8%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.8%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(7)(12)(17)	UZS	75,986,720	$ 5,892,471
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(12)(17)	UZS	125,249,130	9,722,142
Total Loan Participation Notes (identified cost $17,870,135)			$ 15,614,613

Rights — 0.0%(6)
Security	Shares	Value
Argentina — 0.0%(6)
Grupo Financiero Banorte SAB de CV, Exp. 2/6/25(5)	169	$ 2,300
Total Rights (identified cost $0)		$ 2,300

Senior Floating-Rate Loans — 0.3%(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.2%
Provincia De Neuquen:
Term Loan, 11.73%, (SOFR + 7.30%), 11/1/27	$1,030	$ 1,039,824
Term Loan, 11.73%, (SOFR + 7.30%), 11/1/27	1,223	1,234,795
Term Loan, 11.73%, (SOFR + 7.30%), 11/28/27	1,070	1,080,724
		$ 3,355,343

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Co., Term Loan, 9.053%, (SOFR + 4.76%), 4/23/27	$2,744	$ 2,743,596
		$ 2,743,596
Total Senior Floating-Rate Loans (identified cost $6,119,241)		$ 6,098,939

Sovereign Government Bonds — 48.1%
Security	Principal Amount (000's omitted)		Value
Albania — 1.7%
Albania Government International Bonds:
3.50%, 11/23/31(7)	EUR	3,050	$ 2,973,211
5.90%, 6/9/28(7)	EUR	6,602	7,131,512
Albanian Government Bonds:
3.90%, 1/22/30	ALL	74,800	791,425
4.30%, 7/10/27	ALL	293,600	3,136,525
4.70%, 2/23/27	ALL	78,200	837,684
4.95%, 7/22/29	ALL	846,400	9,363,266
5.25%, 1/26/29	ALL	487,600	5,419,271
5.25%, 1/23/35	ALL	107,600	1,128,853
6.13%, 7/25/34	ALL	36,300	407,894
			$ 31,189,641
Angola — 1.1%
Angola Government International Bonds:
8.75%, 4/14/32(7)	USD	9,313	$ 8,290,822
9.125%, 11/26/49(7)	USD	4,376	3,541,825
9.375%, 5/8/48(7)	USD	9,624	7,974,783
			$ 19,807,430
Argentina — 0.3%
Argentina Bonar Bonds, 0.75% to 7/9/27, 7/9/30(19)	USD	9,510	$ 6,236,566
			$ 6,236,566
Armenia — 0.9%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	254,810	$ 641,517
9.25%, 4/29/28	AMD	1,439,030	3,593,195
9.60%, 10/29/33	AMD	3,896,075	9,639,485
9.75%, 10/29/50	AMD	618,877	1,517,287
Security	Principal Amount (000's omitted)		Value
Armenia (continued)
Republic of Armenia Treasury Bonds: (continued)
9.75%, 10/29/52	AMD	673,150	$ 1,644,949
			$ 17,036,433
Bahamas — 0.2%
Bahamas Government International Bonds:
6.95%, 11/20/29(7)	USD	588	$ 565,554
8.95%, 10/15/32(7)	USD	3,110	3,227,213
			$ 3,792,767
Barbados — 0.5%
Barbados Government International Bonds, 6.50%, 10/1/29(7)	USD	9,176	$ 8,960,657
			$ 8,960,657
Benin — 1.2%
Benin Government International Bonds:
4.875%, 1/19/32(7)	EUR	2,988	$ 2,857,942
4.95%, 1/22/35(7)	EUR	3,809	3,429,298
6.875%, 1/19/52(7)	EUR	13,654	12,269,432
7.96%, 2/13/38(7)	USD	1,471	1,396,251
8.375%, 1/23/41(7)	USD	2,888	2,794,140
			$ 22,747,063
Brazil — 3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/25	BRL	383,200	$ 59,975,604
			$ 59,975,604
Cameroon — 1.8%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(7)	EUR	16,439	$ 13,975,268
9.50%, 7/31/31(7)	USD	21,392	20,483,883
			$ 34,459,151
Czech Republic — 2.5%
Czech Republic Government Bonds:
2.00%, 10/13/33	CZK	514,000	$ 18,190,234
4.90%, 4/14/34	CZK	636,790	28,082,827
			$ 46,273,061
Dominican Republic — 2.1%
Dominican Republic Bonds:
8.00%, 1/15/27(7)	DOP	96,000	$ 1,494,979
8.00%, 2/12/27(7)	DOP	490,340	7,625,457

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic Bonds: (continued)
11.25%, 9/15/35(4)	DOP	106,250	$ 1,861,684
12.00%, 8/8/25(4)	DOP	332,200	5,428,254
12.75%, 9/23/29(4)	DOP	368,500	6,640,525
13.00%, 6/10/34(7)	DOP	232,600	4,452,084
13.625%, 2/3/33(4)	DOP	206,150	4,002,348
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(7)	DOP	31,580	491,795
12.00%, 10/3/25(4)	DOP	138,420	2,267,048
13.00%, 12/5/25(4)	DOP	216,700	3,559,576
13.00%, 1/30/26(4)	DOP	161,230	2,666,292
			$ 40,490,042
Ecuador — 0.6%
Ecuador Government International Bonds:
0.00%, 7/31/30(7)	USD	4,724	$ 3,012,710
5.00%, 7/31/40(7)	USD	312	159,728
5.00%, 7/31/40(7)	USD	471	241,460
6.90%, 7/31/30(7)	USD	10,422	8,068,858
			$ 11,482,756
Egypt — 4.3%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	3,479,554	$ 71,662,197
Egypt Government International Bonds:
8.625%, 2/4/30(7)(13)	USD	5,374	5,354,130
9.45%, 2/4/33(7)(13)	USD	4,164	4,118,015
			$ 81,134,342
Ethiopia — 1.0%
Ethiopia International Bonds, 6.625%, 12/11/24(7)(8)	USD	24,357	$ 19,424,707
			$ 19,424,707
Georgia — 0.1%
Georgia Government International Bonds, 2.75%, 4/22/26(7)	USD	1,214	$ 1,152,450
			$ 1,152,450
Ghana — 0.1%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	4,122	$ 187,598
13.00%, 8/28/28	GHS	4,122	168,255
Republic of Ghana Government Bonds:
8.80%, (5.00% cash and 3.80% PIK), 2/12/30	GHS	10,637	372,110
8.95%, (5.00% cash and 3.95% PIK), 2/11/31	GHS	6,688	216,382
Security	Principal Amount (000's omitted)		Value
Ghana (continued)
Republic of Ghana Government Bonds: (continued)
9.10%, (5.00% cash and 4.10% PIK), 2/10/32	GHS	13,046	$ 398,135
9.25%, (5.00% cash and 4.25% PIK), 2/8/33	GHS	4,122	118,103
9.55%, (5.00% cash and 4.55% PIK), 2/6/35	GHS	2,175	58,984
9.70%, (5.00% cash and 4.70% PIK), 2/5/36	GHS	6,296	168,384
			$ 1,687,951
Greece — 0.0%(6)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	230,127	$ 728,138
			$ 728,138
Iceland — 1.7%
Republic of Iceland:
6.50%, 1/24/31	ISK	3,198,073	$ 22,305,995
7.00%, 9/17/35	ISK	732,032	5,319,208
8.00%, 6/12/25	ISK	600,760	4,239,900
			$ 31,865,103
India — 1.1%
India Government Bonds, 7.30%, 6/19/53	INR	1,726,190	$ 20,712,162
			$ 20,712,162
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 6.625%, 3/22/48(7)	EUR	3,806	$ 3,210,992
			$ 3,210,992
Kazakhstan — 0.2%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	432,660	$ 678,497
5.50%, 9/20/28	KZT	22,984	36,390
10.55%, 7/28/29	KZT	1,226,683	2,192,764
14.00%, 5/12/31	KZT	50,566	105,417
14.00%, 5/19/32	KZT	34,476	72,011
			$ 3,085,079
Lebanon — 0.3%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(8)	USD	1,050	$ 170,034
6.00%, 1/27/49(7)(8)	USD	420	68,303
6.10%, 10/4/22(7)(8)	USD	12,395	2,008,951
6.15%, 6/19/20(7)(8)	USD	6,679	1,079,994
6.20%, 2/26/25(7)(8)	USD	264	42,640

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.25%, 6/12/25(7)(8)	USD	1,051	$ 169,843
6.375%, 3/9/20(7)(8)	USD	1,051	170,262
6.40%, 5/26/49(7)(8)	USD	2,101	341,412
6.65%, 2/26/30(7)(8)	USD	284	45,866
6.75%, 11/29/27(7)(8)	USD	298	48,239
6.85%, 3/23/27(7)(8)	USD	294	47,224
7.00%, 3/23/32(7)(8)	USD	762	123,396
7.25%, 3/23/37(7)(8)	USD	981	157,776
8.25%, 4/12/21(7)(8)	USD	6,303	1,016,335
			$ 5,490,275
Montenegro — 0.4%
Montenegro Government International Bonds:
2.875%, 12/16/27(7)	EUR	1,264	$ 1,262,695
7.25%, 3/12/31(7)	USD	5,839	6,011,199
			$ 7,273,894
New Zealand — 1.5%
New Zealand Government Bonds:
2.75%, 4/15/37(7)(20)	NZD	17,000	$ 7,810,461
4.25%, 5/15/34	NZD	26,957	14,913,866
5.00%, 5/15/54(20)	NZD	9,230	5,103,604
			$ 27,827,931
Nigeria — 0.5%
Nigeria Government International Bonds:
9.625%, 6/9/31(7)	USD	4,490	$ 4,531,533
10.375%, 12/9/34(7)	USD	4,579	4,747,736
			$ 9,279,269
Paraguay — 0.5%
Paraguay Government Bonds:
7.90%, 2/9/31(4)	PYG	58,682,000	$ 7,553,374
7.90%, 2/9/31(7)	PYG	20,530,000	2,642,561
			$ 10,195,935
Peru — 1.8%
Peru Government Bonds:
5.40%, 8/12/34	PEN	35,831	$ 8,772,402
6.90%, 8/12/37	PEN	30,325	8,114,560
7.60%, 8/12/39(4)(7)	PEN	58,047	16,304,151
			$ 33,191,113
Security	Principal Amount (000's omitted)		Value
Philippines — 0.9%
Philippines Government Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 17,322,955
			$ 17,322,955
Poland — 2.2%
Republic of Poland Government Bonds, 2.00%, 8/25/36(21)	PLN	192,678	$ 41,577,555
			$ 41,577,555
Serbia — 2.7%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	2,267,950	$ 19,751,006
7.00%, 10/26/31	RSD	3,075,080	30,852,962
			$ 50,603,968
South Africa — 5.3%
Republic of South Africa Government Bonds:
8.50%, 1/31/37	ZAR	392,908	$ 17,799,536
8.875%, 2/28/35	ZAR	1,707,843	82,948,988
			$ 100,748,524
Sri Lanka — 2.1%
Sri Lanka Government Bonds:
9.00%, 10/1/32	LKR	249,000	$ 737,657
9.00%, 11/1/33	LKR	2,129,000	6,208,718
11.00%, 10/15/28	LKR	880,000	3,013,149
11.00%, 9/15/29	LKR	242,000	820,049
11.00%, 10/15/30	LKR	102,000	341,045
11.50%, 12/15/28	LKR	241,000	836,872
11.75%, 6/15/29	LKR	85,000	296,082
Sri Lanka Government International Bonds:
1.00% to 12/15/25, 6/15/38(4)(19)	USD	4,348	2,825,959
3.10% to 7/15/27, 1/15/30(4)(19)	USD	4,315	3,780,640
3.35% to 9/15/27, 3/15/33(4)(19)	USD	6,501	5,184,922
3.60% to 12/15/27, 6/15/35(4)(19)	USD	4,390	3,127,866
3.60% to 11/15/27, 5/15/36(4)(19)	USD	3,047	2,486,181
3.60% to 8/15/27, 2/15/38(4)(19)	USD	6,096	5,044,495
4.00%, 4/15/28(4)	USD	4,839	4,548,518
			$ 39,252,153
Suriname — 1.5%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(4)	USD	9,497	$ 9,777,161
0.00%, Oil-Linked, 12/31/50(7)	USD	2,736	2,816,712
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(4)	USD	14,208	13,603,888

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname (continued)
Suriname Government International Bonds: (continued)
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(7)	USD	2,134	$ 2,043,516
			$ 28,241,277
Tajikistan — 0.0%(6)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	426	$ 420,096
			$ 420,096
Tunisia — 0.3%
Tunisian Republic:
3.50%, 2/3/33	JPY	300,000	$ 1,353,526
4.20%, 3/17/31	JPY	30,000	154,865
4.30%, 8/2/30	JPY	20,000	104,323
6.375%, 7/15/26(7)	EUR	4,054	4,100,481
			$ 5,713,195
Turkey — 0.9%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	75,873	$ 2,183,712
27.70%, 9/27/34	TRY	102,561	3,124,381
48.265% (TLREF), 6/16/27(1)	TRY	218,521	6,300,457
48.832% (TLREF), 9/6/28(1)	TRY	71,404	2,034,836
50.215% (TLREF), 5/17/28(1)	TRY	143,332	4,102,594
			$ 17,745,980
Ukraine — 1.0%
Ukraine Government International Bonds, 0.00%, GDP-Linked, 8/1/41(7)(22)	USD	22,803	$ 19,186,444
			$ 19,186,444
Uzbekistan — 0.9%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	90,660,000	$ 7,070,225
Republic of Uzbekistan Bonds:
16.25%, 10/12/26(7)	UZS	112,430,000	8,982,526
16.625%, 5/29/27(7)	UZS	12,500,000	959,515
			$ 17,012,266
Venezuela — 0.5%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(8)	USD	4,547	$ 646,284
7.00%, 12/1/18(7)(8)	USD	1,428	199,844
7.00%, 3/31/38(7)(8)	USD	2,166	339,556
7.65%, 4/21/25(7)(8)	USD	5,028	805,998
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
7.75%, 10/13/19(7)(8)	USD	5,188	$ 763,148
8.25%, 10/13/24(7)(8)	USD	9,502	1,603,446
9.00%, 5/7/23(7)(8)	USD	3,330	554,153
9.25%, 9/15/27(8)	USD	7,427	1,440,912
9.25%, 5/7/28(7)(8)	USD	6,698	1,158,348
9.375%, 1/13/34(8)	USD	1,027	199,338
11.75%, 10/21/26(7)(8)	USD	2,020	401,378
11.95%, 8/5/31(7)(8)	USD	2,612	480,688
12.75%, 8/23/22(7)(8)	USD	4,460	836,711
			$ 9,429,804
Total Sovereign Government Bonds (identified cost $909,992,179)			$ 905,964,729

Sovereign Loans — 3.0%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.5%
Commonwealth of the Bahamas, 9.447%, (3 mo. EURIBOR + 6.85%), 11/24/28(3)	EUR	8,010	$ 8,544,738
			$ 8,544,738
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 8.312%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	1,599	$ 1,692,324
			$ 1,692,324
Kenya — 0.0%(6)
Government of Kenya, Term Loan, 11.163%, (6 mo. SOFR + 6.45%), 6/29/25(3)	USD	768	$ 777,362
			$ 777,362
Tanzania — 2.4%
Government of the United Republic of Tanzania, Term Loan, 11.176%, (6 mo. SOFR + 6.30%), 4/28/31(3)	USD	44,930	$ 44,953,838
			$ 44,953,838
Total Sovereign Loans (identified cost $56,309,697)			$ 55,968,262

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.304%, (COF + 1.254%), with maturity at 2029(23)	$4	$ 3,694
4.462%, (COF + 1.253%), with maturity at 2035(23)	66	64,373
4.50%, with maturity at 2035	77	75,180
4.748%, (COF + 1.251%), with maturity at 2030(23)	71	69,169
6.60%, with maturity at 2030	214	218,162
7.00%, with various maturities to 2035	370	373,400
7.157%, (1 yr. CMT + 2.332%), with maturity at 2036(23)	301	306,070
7.50%, with various maturities to 2035	706	734,657
8.00%, with various maturities to 2030	78	79,878
8.50%, with maturity at 2025	0(24)	104
9.00%, with maturity at 2027	0(24)	7
Federal National Mortgage Association:
4.244%, (COF + 1.254%), with maturity at 2034(23)	71	68,763
4.262%, (COF + 1.254%), with maturity at 2035(23)	45	44,202
4.34%, (COF + 1.35%), with maturity at 2027(23)	13	12,510
4.404%, (COF + 1.299%), with maturity at 2033(23)	290	282,214
4.613%, (COF + 1.40%), with maturity at 2025(23)	1	631
5.183%, (COF + 1.793%), with maturity at 2035(23)	553	544,440
6.00%, with maturity at 2033	33	33,759
6.353%, (COF + 2.004%), with maturity at 2032(23)	120	122,895
6.50%, with maturity at 2030	278	281,624
6.525%, (1 yr. CMT + 2.15%), with maturity at 2028(23)	6	5,628
7.00%, with various maturities to 2031	309	314,687
7.50%, with maturity at 2027	0(24)	328
8.00%, with maturity at 2026	0(24)	36
8.50%, with various maturities to 2037	450	472,786
9.00%, with various maturities to 2032	16	17,340
9.50%, with various maturities to 2031	0(24)	30
11.50%, with maturity at 2031	45	48,820
Government National Mortgage Association:
6.50%, with maturity at 2032	98	100,423
7.00%, with various maturities to 2031	120	123,524
7.50%, with maturity at 2028	6	6,490
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $4,715,135)		$ 4,405,824

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(25)(26) Series 2018-2, Class A, 2.534%, 7/25/44(4)	$60,962	$ 3,211,881
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $14,952,024)		$ 3,211,881

Short-Term Investments — 35.0%
Affiliated Fund — 13.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(27)	260,938,182	$ 260,938,182
Total Affiliated Fund (identified cost $260,938,182)		$ 260,938,182

Repurchase Agreements — 7.4%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 1/9/25 with an interest rate of 1.25%, collateralized by USD 1,816,000 Nigeria Government International Bonds, 9.248%, due 1/21/49 and a market value, including accrued interest, of $1,820,665(28)	USD	1,746	$ 1,745,630
Dated 1/9/25 with an interest rate of 4.05%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 5.25%, due 1/25/33 and a market value, including accrued interest, of $2,069,947(28)	USD	2,080	2,079,795
Dated 1/9/25 with an interest rate of 4.15%, collateralized by USD 1,037,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,119,199(28)	USD	1,132	1,131,626
Dated 1/9/25 with an interest rate of 4.225%, collateralized by USD 5,518,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $3,477,586(28)	USD	3,318	3,317,697
Dated 1/9/25 with an interest rate of 4.30%, collateralized by USD 2,871,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $2,405,971(28)	USD	2,358	2,357,809

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 1/9/25 with an interest rate of 4.30%, collateralized by USD 7,298,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $5,297,116(28)	USD	5,200	$ 5,199,825
Dated 1/29/25 with an interest rate of 3.90%, collateralized by USD 2,110,000 Jordan Government International Bonds, 7.375%, due 10/10/47 and a market value, including accrued interest, of $1,937,150(28)	USD	1,928	1,928,012
Dated 1/29/25 with an interest rate of 4.00%, collateralized by USD 1,055,000 Jordan Government International Bonds, 7.50%, due 1/13/29 and a market value, including accrued interest, of $1,059,840(28)	USD	1,060	1,060,275
Dated 1/30/25 with an interest rate of 3.80%, collateralized by USD 4,220,000 Jordan Government International Bonds, 7.375%, due 10/10/47 and a market value, including accrued interest, of $3,874,300(28)	USD	3,872	3,871,850
Dated 1/30/25 with an interest rate of 4.00%, collateralized by USD 6,330,000 Jordan Government International Bonds, 7.50%, due 1/13/29 and a market value, including accrued interest, of $6,359,039(28)	USD	6,354	6,353,737
Barclays Bank PLC:
Dated 12/19/24 with an interest rate of 1.85%, collateralized by EUR 2,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,072,661(28)	EUR	2,078	2,155,199
Dated 12/19/24 with an interest rate of 2.00%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,182,710(28)	EUR	1,193	1,237,100
Dated 12/19/24 with an interest rate of 2.35%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,942,368(28)	EUR	3,975	4,123,666
Dated 12/19/24 with an interest rate of 3.00%, collateralized by USD 1,137,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $1,222,737(28)	USD	1,259	1,259,228
Dated 12/19/24 with an interest rate of 3.50%, collateralized by USD 2,428,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $2,168,309(28)	USD	2,243	2,242,865
Dated 12/19/24 with an interest rate of 3.80%, collateralized by EUR 2,416,000 Romania Government International Bonds, 3.75%, due 2/7/34 and a market value, including accrued interest, of $2,209,978(28)	USD	2,353	2,353,298
Dated 12/19/24 with an interest rate of 3.90%, collateralized by USD 4,856,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $4,336,619(28)	USD	4,486	4,485,730
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 2,065,000 Panama Government International Bonds, 4.30%, due 4/29/53 and a market value, including accrued interest, of $1,278,161(28)	USD	1,298	$ 1,298,369
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 2,972,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,524,812(28)	USD	2,604	2,604,215
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 4,392,000 Romania Government International Bonds, 6.125%, due 1/22/44 and a market value, including accrued interest, of $3,876,407(28)	USD	4,216	4,216,320
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 4,548,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $4,198,172(28)	USD	4,412	4,411,560
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $1,981,140(28)	USD	2,031	2,031,494
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 3,410,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $3,183,952(28)	USD	3,274	3,273,600
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 2,196,000 Romania Government International Bonds, 6.375%, due 1/30/34 and a market value, including accrued interest, of $2,101,807(28)	USD	2,262	2,261,880
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 2,342,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $1,519,506(28)	USD	1,563	1,563,285
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 4,392,000 Romania Government International Bonds, 5.75%, due 3/24/35 and a market value, including accrued interest, of $4,036,401(28)	USD	4,167	4,166,910
Dated 12/19/24 with an interest rate of 41.00%, collateralized by USD 2,254,000 Romania Government International Bonds, 7.125%, due 1/17/33 and a market value, including accrued interest, of $2,288,916(28)	USD	2,465	2,465,312
Dated 1/16/25 with an interest rate of 1.50%, collateralized by EUR 1,231,000 Romania Government International Bonds, 5.625%, due 5/30/37 and a market value, including accrued interest, of $1,251,193(28)	USD	1,212	1,212,183
Dated 1/27/25 with an interest rate of 3.80%, collateralized by USD 1,758,000 Romania Government International Bonds, 6.125%, due 1/22/44 and a market value, including accrued interest, of $1,551,622(28)	USD	1,587	1,586,595

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Barclays Capital, Inc.:
Dated 1/3/25 with an interest rate of 3.75%, collateralized by USD 969,000 Panama Government International Bonds, 7.875%, due 3/1/57 and a market value, including accrued interest, of $944,298(28)	USD	1,008	$ 1,007,760
Nomura International PLC:
Dated 1/15/25 with an interest rate of 3.75%, collateralized by USD 2,052,000 Romania Government International Bonds, 5.75%, due 3/24/35 and a market value, including accrued interest, of $1,885,859(28)	USD	1,928	1,928,367
Dated 12/19/24 with an interest rate of 2.40%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,927,818(28)	USD	1,919	1,919,299
Dated 12/19/24 with an interest rate of 3.25%, collateralized by USD 4,133,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $4,217,640(28)	USD	4,324	4,324,461
Dated 12/19/24 with an interest rate of 3.50%, collateralized by EUR 878,000 Romania Government International Bonds, 6.00%, due 9/24/44 and a market value, including accrued interest, of $876,857(28)	USD	931	931,363
Dated 12/19/24 with an interest rate of 3.50%, collateralized by EUR 1,097,000 Romania Government International Bonds, 2.625%, due 12/2/40 and a market value, including accrued interest, of $727,755(28)	USD	758	758,268
Dated 12/19/24 with an interest rate of 3.85%, collateralized by USD 5,257,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,634,080(28)	USD	4,758	4,758,111
Dated 12/19/24 with an interest rate of 3.90%, collateralized by USD 1,485,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $1,386,560(28)	USD	1,494	1,493,836
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 1,067,000 Nigeria Government International Bonds, 7.696%, due 2/23/38 and a market value, including accrued interest, of $925,044(28)	USD	942	942,214
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 555,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $598,993(28)	USD	649	649,475
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $2,444,399(28)	USD	2,518	2,517,916
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 1,492,000 Nigeria Government International Bonds, 8.25%, due 9/28/51 and a market value, including accrued interest, of $1,261,363(28)	USD	1,281	1,280,696
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 4,167,000 Nigeria Government International Bonds, 7.375%, due 9/28/33 and a market value, including accrued interest, of $3,734,207(28)	USD	3,820	$ 3,819,681
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 5,615,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $4,705,512(28)	USD	4,761	4,760,818
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 626,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $551,823(28)	USD	567	566,593
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 1,103,000 Panama Government International Bonds, 4.50%, due 5/15/47 and a market value, including accrued interest, of $737,877(28)	USD	760	760,325
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 1,104,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $695,769(28)	USD	711	711,169
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 1,558,000 Panama Government International Bonds, 4.50%, due 1/19/63 and a market value, including accrued interest, of $939,859(28)	USD	1,004	1,004,443
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 12,654,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $11,300,572(28)	USD	11,692	11,692,296
Dated 12/19/24 with an interest rate of 4.06%, collateralized by USD 1,065,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $690,979(28)	USD	711	710,648
Dated 1/3/25 with an interest rate of 4.00%, collateralized by USD 2,908,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $1,886,730(28)	USD	1,919	1,919,062
Dated 1/15/25 with an interest rate of 3.50%, collateralized by EUR 103,000 Romania Government International Bonds, 3.375%, due 1/28/50 and a market value, including accrued interest, of $68,115(28)	USD	73	72,878
Dated 1/15/25 with an interest rate of 3.50%, collateralized by EUR 767,000 Romania Government International Bonds, 5.25%, due 5/30/32 and a market value, including accrued interest, of $798,974(28)	USD	816	816,116
Dated 1/15/25 with an interest rate of 3.50%, collateralized by EUR 2,053,000 Romania Government International Bonds, 5.625%, due 2/22/36 and a market value, including accrued interest, of $2,137,789(28)	USD	2,176	2,176,493

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 1/15/25 with an interest rate of 3.75%, collateralized by USD 410,000 Romania Government International Bonds, 6.00%, due 5/25/34 and a market value, including accrued interest, of $384,352(28)	USD	394	$ 393,908
Dated 1/15/25 with an interest rate of 3.75%, collateralized by USD 2,052,000 Romania Government International Bonds, 5.125%, due 6/15/48 and a market value, including accrued interest, of $1,561,415(28)	USD	1,571	1,570,703
Dated 1/16/25 with an interest rate of 3.50%, collateralized by EUR 1,026,000 Romania Government International Bonds, 5.625%, due 2/22/36 and a market value, including accrued interest, of $1,068,374(28)	USD	1,093	1,092,501
Dated 1/17/25 with an interest rate of 3.50%, collateralized by EUR 410,000 Romania Government International Bonds, 3.50%, due 4/3/34 and a market value, including accrued interest, of $367,958(28)	USD	378	377,644
Dated 1/17/25 with an interest rate of 3.75%, collateralized by USD 206,000 Romania Government International Bonds, 3.00%, due 2/14/31 and a market value, including accrued interest, of $172,806(28)	USD	177	177,366
Dated 1/17/25 with an interest rate of 3.75%, collateralized by USD 514,000 Romania Government International Bonds, 3.625%, due 3/27/32 and a market value, including accrued interest, of $430,041(28)	USD	441	440,935
Dated 1/21/25 with an interest rate of 3.75%, collateralized by USD 1,026,000 Romania Government International Bonds, 5.125%, due 6/15/48 and a market value, including accrued interest, of $780,708(28)	USD	793	793,431
Dated 1/23/25 with an interest rate of 3.50%, collateralized by EUR 308,000 Romania Government International Bonds, 5.25%, due 5/30/32 and a market value, including accrued interest, of $320,840(28)	USD	333	332,973
Dated 1/24/25 with an interest rate of 3.50%, collateralized by EUR 411,000 Romania Government International Bonds, 6.00%, due 9/24/44 and a market value, including accrued interest, of $410,465(28)	USD	429	428,631
Dated 1/24/25 with an interest rate of 3.75%, collateralized by USD 2,052,000 Romania Government International Bonds, 5.125%, due 6/15/48 and a market value, including accrued interest, of $1,561,415(28)	USD	1,579	1,579,322
Dated 1/29/25 with an interest rate of 3.95%, collateralized by USD 2,273,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $1,904,832(28)	USD	1,978	1,977,936
Total Repurchase Agreements (identified cost $138,678,354)			$ 138,682,703

Sovereign Government Securities — 6.9%
Security	Principal Amount (000's omitted)		Value
Egypt — 3.1%
Egypt Treasury Bills:
0.00%, 3/4/25	EGP	44,000	$ 860,746
0.00%, 3/18/25	EGP	586,000	11,347,895
0.00%, 4/1/25	EGP	2,402,725	46,067,356
			$ 58,275,997
Kazakhstan — 0.7%
National Bank of Kazakhstan Notes:
0.00%, 2/5/25	KZT	5,124,698	$ 9,888,050
0.00%, 2/5/25	KZT	2,234,855	4,312,129
			$ 14,200,179
Nigeria — 3.1%
Nigeria OMO Bills:
0.00%, 2/25/25	NGN	1,185,489	$ 788,030
0.00%, 4/1/25	NGN	3,194,531	2,068,733
0.00%, 5/20/25	NGN	8,742,774	5,476,201
0.00%, 5/27/25	NGN	7,150,997	4,457,241
0.00%, 6/10/25	NGN	433,890	267,722
0.00%, 6/17/25	NGN	5,649,845	3,470,342
0.00%, 8/19/25	NGN	1,614,712	950,157
0.00%, 9/30/25	NGN	12,604,006	7,218,232
0.00%, 10/7/25	NGN	12,709,484	7,246,328
0.00%, 11/25/25	NGN	4,306,634	2,361,115
0.00%, 12/2/25	NGN	4,669,277	2,570,906
0.00%, 12/9/25	NGN	8,042,037	4,446,489
0.00%, 12/30/25	NGN	1,492,877	808,125
0.00%, 1/6/26	NGN	335,002	180,583
0.00%, 1/13/26	NGN	585,008	312,242
0.00%, 1/27/26	NGN	601,183	317,329
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	1,477,509	995,932
0.00%, 2/20/25	NGN	6,098,016	4,067,971
0.00%, 3/6/25	NGN	2,660,526	1,757,183
0.00%, 3/27/25	NGN	5,259,554	3,421,882
0.00%, 4/10/25	NGN	2,758,663	1,777,106
0.00%, 11/20/25	NGN	4,649,061	2,620,416
			$ 57,580,265
Total Sovereign Government Securities (identified cost $129,557,856)			$ 130,056,441

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 6.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/6/25(29)	$35,675	$ 35,662,499
0.00%, 2/20/25(29)	1,639	1,635,715
0.00%, 3/6/25(29)	45,524	45,357,787
0.00%, 3/13/25(29)	30,000	29,865,638
0.00%, 3/27/25(29)	18,553	18,439,820
Total U.S. Treasury Obligations (identified cost $130,930,626)		$ 130,961,459
Total Short-Term Investments (identified cost $660,105,018)		$ 660,638,785

Total Purchased Options — 0.1% (identified cost $3,955,030)	$ 2,104,530
Total Investments — 99.2% (identified cost $1,891,773,182)	$1,870,862,195
Total Written Options — (0.0)%(6) (premiums received $639,276)	$ (505,522)
Securities Sold Short — (10.9)%
Common Stocks — (0.5)%
Security	Shares	Value
Australia — (0.0)%(6)
EBOS Group Ltd.	(13,109)	$ (295,655)
		$ (295,655)
New Zealand — (0.5)%
a2 Milk Co. Ltd.(5)	(219,100)	$ (793,479)
Air New Zealand Ltd.	(613,098)	(217,669)
Auckland International Airport Ltd.	(241,692)	(1,178,728)
Chorus Ltd.	(55,127)	(269,416)
Contact Energy Ltd.	(87,413)	(458,542)
Fisher & Paykel Healthcare Corp. Ltd.	(33,738)	(713,799)
Fletcher Building Ltd.(5)	(334,575)	(538,470)
Freightways Group Ltd.	(24,409)	(147,132)
Goodman Property Trust	(295,174)	(346,910)
Infratil Ltd.	(79,675)	(503,565)
Kiwi Property Group Ltd.	(336,858)	(172,570)
Mainfreight Ltd.	(10,219)	(414,883)
Mercury NZ Ltd.	(119,540)	(425,002)
Meridian Energy Ltd.	(128,205)	(426,259)
Security	Shares	Value
New Zealand (continued)
Precinct Properties New Zealand Ltd.	(369,107)	$ (256,486)
Ryman Healthcare Ltd.(5)	(195,753)	(480,651)
SKYCITY Entertainment Group Ltd.	(187,468)	(147,705)
Spark New Zealand Ltd.	(562,390)	(922,491)
		$ (8,413,757)
Total Common Stocks (proceeds $10,156,993)		$ (8,709,412)
Exchange-Traded Fund — (3.4)%
Security	Shares	Value
United States — (3.4)%
iShares JPMorgan USD Emerging Markets Bond ETF	(710,174)	$ (64,306,256)
Total Exchange-Traded Fund (proceeds $63,559,124)		$ (64,306,256)
Sovereign Government Bonds — (7.0)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(2,972)	$ (2,471,613)
			$ (2,471,613)
Azerbaijan — (0.3)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(5,883)	$ (5,100,110)
			$ (5,100,110)
Bahrain — (0.9)%
Bahrain Government International Bonds:
5.25%, 1/25/33(7)	USD	(2,273)	$ (2,067,958)
5.625%, 5/18/34(7)	USD	(4,895)	(4,514,678)
6.00%, 9/19/44(7)	USD	(2,273)	(1,931,134)
7.50%, 2/12/36(7)	USD	(3,410)	(3,547,076)
7.50%, 9/20/47(7)	USD	(4,133)	(4,104,844)
			$ (16,165,690)
Jordan — (0.9)%
Jordan Government International Bonds:
7.375%, 10/10/47(7)	USD	(6,330)	$ (5,667,508)

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Jordan (continued)
Jordan Government International Bonds: (continued)
7.50%, 1/13/29(7)	USD	(10,550)	$ (10,558,836)
			$ (16,226,344)
Kazakhstan — (0.3)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(4,548)	$ (4,132,273)
6.50%, 7/21/45(7)	USD	(1,592)	(1,715,318)
			$ (5,847,591)
Nigeria — (0.2)%
Nigeria Government International Bonds:
7.375%, 9/28/33(7)	USD	(2,691)	$ (2,343,700)
7.696%, 2/23/38(7)	USD	(1,067)	(889,004)
8.25%, 9/28/51(7)	USD	(357)	(291,751)
			$ (3,524,455)
Panama — (1.5)%
Panama Government International Bonds:
4.30%, 4/29/53	USD	(2,065)	$ (1,255,469)
4.50%, 5/15/47	USD	(1,103)	(727,399)
4.50%, 4/16/50	USD	(6,315)	(4,014,331)
4.50%, 4/1/56	USD	(6,622)	(4,074,026)
4.50%, 1/19/63	USD	(1,558)	(937,522)
6.853%, 3/28/54	USD	(19,938)	(17,338,664)
7.875%, 3/1/57	USD	(969)	(943,408)
			$ (29,290,819)
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(7,156)	$ (6,985,575)
2.75%, 5/25/32(7)	EUR	(2,000)	(2,033,268)
			$ (9,018,843)
Romania — (1.6)%
Romania Government International Bonds:
2.625%, 12/2/40(7)	EUR	(1,097)	$ (722,763)
3.00%, 2/14/31(7)	USD	(206)	(169,939)
3.375%, 1/28/50(7)	EUR	(103)	(68,076)
3.50%, 4/3/34(7)	EUR	(410)	(355,559)
3.625%, 3/27/32(7)	USD	(514)	(423,623)
3.75%, 2/7/34(7)	EUR	(2,416)	(2,117,277)
5.125%, 6/15/48(7)	USD	(5,130)	(3,869,944)
5.25%, 5/30/32(7)	EUR	(1,075)	(1,080,194)
Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
5.625%, 2/22/36(7)	EUR	(3,079)	$ (3,036,336)
5.625%, 5/30/37(7)	EUR	(1,231)	(1,202,582)
5.75%, 3/24/35(7)	USD	(6,444)	(5,791,545)
6.00%, 5/25/34(7)	USD	(410)	(379,769)
6.00%, 9/24/44(7)	EUR	(1,289)	(1,258,746)
6.125%, 1/22/44(7)	USD	(6,150)	(5,418,611)
6.375%, 1/30/34(7)	USD	(2,196)	(2,101,418)
7.125%, 1/17/33(7)	USD	(2,254)	(2,282,671)
			$ (30,279,053)
Senegal — (0.7)%
Senegal Government International Bonds:
6.25%, 5/23/33(7)	USD	(10,759)	$ (8,889,298)
6.75%, 3/13/48(7)	USD	(7,298)	(5,108,281)
			$ (13,997,579)
Total Sovereign Government Bonds (proceeds $133,573,664)			$(131,922,097)
Total Securities Sold Short (proceeds $207,289,781)			$(204,937,765)

Other Assets, Less Liabilities — 11.7%	$ 219,902,631
Net Assets — 100.0%	$1,885,321,539
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2025.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $143,609,608 or 7.6% of the Portfolio's net assets.
(5)	Non-income producing security.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $237,261,415 or 12.6% of the Portfolio's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(13)	When-issued security.
(14)	Quantity held represents principal in USD.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Restricted security.
(17)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Step coupon security. Interest rate represents the rate in effect at January 31, 2025.
(20)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(21)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(22)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(23)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2025.
(24)	Principal amount is less than $500.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2025 of all interest only securities comprising the trust.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	15,000,000	CNH	7.50	1/20/26	$ 159,045
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	15,000,000	CNH	7.50	1/19/26	158,670
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	8,000,000	CNH	7.45	1/22/26	96,352
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	76,690
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	41,294

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	$ 39,472
Put USD vs. Call MXN (Digital Option)	Goldman Sachs International	USD	1,490,000	MXN	19.25	4/24/25	114,247
Put USD vs. Call MXN (Digital Option)	JPMorgan Chase Bank, N.A.	USD	3,680,000	MXN	19.25	7/18/25	475,511
Put USD vs. Call MXN (Digital Option)	UBS AG	USD	960,000	MXN	19.25	10/22/25	151,179
Total							$1,312,460
Purchased Put Options (Exchange-Traded) — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 04/2025	147	$11,283,720	$60.00	2/25/25	$ 7,350
ICE Brent Crude Oil Futures 04/2025	90	6,908,400	70.00	2/25/25	37,800
ICE Brent Crude Oil Futures 05/2025	339	26,021,640	50.00	3/26/25	23,730
ICE Brent Crude Oil Futures 05/2025	170	13,049,200	55.00	3/26/25	18,700
ICE Brent Crude Oil Futures 05/2025	113	8,673,880	60.00	3/26/25	24,860
ICE Brent Crude Oil Futures 05/2025	79	6,064,040	65.00	3/26/25	38,710
ICE Brent Crude Oil Futures 09/2025	168	12,895,680	62.00	7/28/25	300,720
ICE Brent Crude Oil Futures 09/2025	84	6,447,840	70.00	7/28/25	340,200
Total					$792,070
(1)	Amount is less than 0.05%.
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	15,000,000	CNH	7.80	1/20/26	$ (77,415)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	15,000,000	CNH	7.80	1/19/26	(77,070)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	8,000,000	CNH	7.80	1/22/26	(41,544)
Call USD vs. Put KRW	Goldman Sachs International	USD	18,020,000	KRW	1,510.00	4/10/25	(80,207)
Put USD vs. Call CNH	Deutsche Bank AG	USD	15,000,000	CNH	6.80	1/20/26	(82,395)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	15,000,000	CNH	6.85	1/19/26	(102,195)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	8,000,000	CNH	6.80	1/22/26	(44,696)
Total							$(505,522)
(1)	Amount is less than (0.05)%.

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	21,310,000	USD	3,605,125	2/4/25	$ 41,319
USD	3,436,914	BRL	21,310,000	2/4/25	(209,530)
IDR	35,881,000,000	USD	2,209,707	2/10/25	(9,315)
IDR	53,175,400,000	USD	3,274,912	2/10/25	(13,946)
IDR	69,289,200,000	USD	4,270,573	2/10/25	(21,434)
IDR	69,933,700,000	USD	4,310,509	2/10/25	(21,846)
CLP	359,000,000	USD	362,143	3/19/25	3,678
CLP	3,398,000,000	USD	3,471,152	3/19/25	(8,590)
COP	15,391,430,000	USD	3,506,540	3/19/25	131,844
COP	1,603,150,000	USD	361,533	3/19/25	17,436
EUR	70,746	USD	73,119	3/19/25	422
EUR	2,792	USD	2,886	3/19/25	17
EUR	801,502	USD	842,939	3/19/25	(9,775)
EUR	1,941,857	USD	2,042,248	3/19/25	(23,682)
EUR	3,393,284	USD	3,568,712	3/19/25	(41,383)
EUR	3,747,482	USD	3,941,221	3/19/25	(45,703)
EUR	6,401,185	USD	6,732,118	3/19/25	(78,067)
EUR	9,231,009	USD	9,708,240	3/19/25	(112,578)
EUR	12,082,684	USD	12,707,343	3/19/25	(147,356)
EUR	42,192,673	USD	44,373,980	3/19/25	(514,567)
INR	279,000,000	USD	3,274,363	3/19/25	(65,379)
INR	353,225,000	USD	4,136,996	3/19/25	(74,295)
INR	456,000,000	USD	5,352,213	3/19/25	(107,421)
INR	501,000,000	USD	5,881,006	3/19/25	(118,636)
INR	650,975,000	USD	7,640,283	3/19/25	(152,939)
KRW	789,000,000	USD	536,188	3/19/25	6,163
KRW	7,793,344,000	USD	5,458,097	3/19/25	(101,033)
KRW	14,368,000,000	USD	10,034,501	3/19/25	(158,087)
KRW	17,380,000,000	USD	12,158,097	3/19/25	(211,266)
PEN	28,210,000	USD	7,527,886	3/19/25	40,589
PEN	680,000	USD	181,266	3/19/25	1,172
TWD	48,000,000	USD	1,474,672	3/19/25	(16,907)
TWD	84,000,000	USD	2,594,723	3/19/25	(43,634)
TWD	94,000,000	USD	2,903,242	3/19/25	(48,452)
TWD	82,405,000	USD	2,552,187	3/19/25	(49,538)
TWD	107,915,000	USD	3,341,280	3/19/25	(63,890)
TWD	154,000,000	USD	4,770,074	3/19/25	(93,078)
TWD	154,000,000	USD	4,770,133	3/19/25	(93,137)
TWD	181,000,000	USD	5,611,881	3/19/25	(114,892)
TWD	226,000,000	USD	7,011,339	3/19/25	(147,696)
USD	51,567,377	EUR	49,032,462	3/19/25	597,982
USD	47,396,871	EUR	45,066,967	3/19/25	549,621
USD	44,524,328	EUR	42,335,631	3/19/25	516,310
USD	42,687,254	EUR	40,588,862	3/19/25	495,007

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	42,388,828	EUR	40,305,106	3/19/25	$ 491,547
USD	35,571,412	EUR	33,822,816	3/19/25	412,491
USD	23,154,099	EUR	22,015,905	3/19/25	268,498
USD	23,109,875	EUR	21,973,855	3/19/25	267,985
USD	19,590,129	EUR	18,627,130	3/19/25	227,170
USD	14,011,467	EUR	13,322,700	3/19/25	162,479
USD	12,289,826	EUR	11,685,691	3/19/25	142,514
USD	12,197,645	EUR	11,598,041	3/19/25	141,446
USD	8,424,107	EUR	8,010,000	3/19/25	97,687
USD	6,732,118	EUR	6,401,185	3/19/25	78,067
USD	6,296,167	EUR	5,986,664	3/19/25	73,011
USD	5,466,311	EUR	5,197,602	3/19/25	63,388
USD	4,261,973	EUR	4,052,466	3/19/25	49,422
USD	3,733,163	EUR	3,549,651	3/19/25	43,290
USD	3,019,283	EUR	2,870,863	3/19/25	35,012
USD	1,368,324	EUR	1,301,061	3/19/25	15,867
USD	1,307,261	EUR	1,243,000	3/19/25	15,159
USD	886,353	EUR	842,782	3/19/25	10,278
USD	842,451	EUR	801,038	3/19/25	9,769
USD	580,663	EUR	552,119	3/19/25	6,733
USD	232,192	EUR	220,778	3/19/25	2,693
USD	124,656	EUR	118,528	3/19/25	1,446
USD	74,403	EUR	70,746	3/19/25	863
USD	64,659	EUR	61,480	3/19/25	750
USD	2,937	EUR	2,792	3/19/25	34
USD	946	EUR	900	3/19/25	11
USD	1,932,714	EUR	1,870,000	3/19/25	(11,157)
USD	2,553,909	EUR	2,471,038	3/19/25	(14,742)
USD	3,048,934	EUR	2,950,000	3/19/25	(17,600)
USD	3,224,991	EUR	3,120,344	3/19/25	(18,616)
USD	4,340,855	EUR	4,200,000	3/19/25	(25,058)
USD	5,700,882	EUR	5,515,895	3/19/25	(32,908)
USD	6,097,868	EUR	5,900,000	3/19/25	(35,200)
USD	17,780,850	IDR	283,210,000,000	3/19/25	452,847
USD	10,786,000	INR	920,732,875	3/19/25	195,972
USD	6,446,425	INR	550,000,000	3/19/25	120,470
USD	6,457,435	INR	551,000,000	3/19/25	119,978
USD	2,799,847	INR	239,000,000	3/19/25	50,932
USD	9,982,060	INR	868,000,000	3/19/25	(1,448)
USD	11,108,939	INR	966,000,000	3/19/25	(1,739)
USD	22,190,924	KRW	31,748,000,000	3/19/25	367,678
USD	5,120,170	KRW	7,222,000,000	3/19/25	155,842
USD	5,110,135	KRW	7,222,000,000	3/19/25	145,807
USD	5,102,805	KRW	7,222,000,000	3/19/25	138,477

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,629,380	KRW	3,714,000,000	3/19/25	$ 76,416
USD	4,014,187	KRW	5,840,000,000	3/19/25	(168)
USD	1,022,739	KRW	1,500,000,000	3/19/25	(8,346)
USD	4,981,816	KRW	7,260,000,000	3/19/25	(8,633)
USD	33,773,555	PEN	126,563,018	3/19/25	(182,099)
USD	14,050,155	PHP	818,000,000	3/19/25	68,212
USD	12,174,329	PHP	709,261,000	3/19/25	51,046
USD	6,269,323	PHP	365,000,000	3/19/25	30,437
USD	5,309,370	PHP	309,000,000	3/19/25	27,682
USD	5,801,984	PHP	338,000,000	3/19/25	24,605
USD	5,424,080	PHP	316,000,000	3/19/25	22,743
USD	3,813,123	PHP	222,000,000	3/19/25	18,512
USD	3,312,980	PHP	193,010,000	3/19/25	13,891
USD	2,371,175	PHP	138,000,000	3/19/25	12,363
USD	2,592,011	PHP	151,000,000	3/19/25	10,992
USD	1,803,504	PHP	105,000,000	3/19/25	8,756
USD	1,443,324	PHP	84,000,000	3/19/25	7,525
USD	1,579,238	PHP	92,000,000	3/19/25	6,697
USD	1,552,003	PHP	90,417,705	3/19/25	6,507
USD	687,297	PHP	40,000,000	3/19/25	3,583
USD	738,122	PHP	43,000,000	3/19/25	3,130
USD	150,155	PHP	8,741,500	3/19/25	738
USD	82,928	PHP	4,847,952	3/19/25	62
USD	77,600	PHP	4,539,698	3/19/25	4
USD	81,088	PHP	4,743,902	3/19/25	1
USD	362,991	PHP	21,260,000	3/19/25	(403)
USD	517,691	PHP	30,320,640	3/19/25	(575)
BRL	8,983,000	USD	1,513,533	4/2/25	7,461
BRL	6,338,000	USD	1,067,262	4/2/25	5,883
BRL	5,989,000	USD	1,010,686	4/2/25	3,367
USD	3,566,629	BRL	21,310,000	4/2/25	(41,562)
					$3,859,480
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	235,900,000	USD	452,219	Citibank, N.A.	2/3/25	$ 2,550	$ —
EUR	4,025,793	USD	4,147,781	State Street Bank and Trust Company	2/7/25	29,134	—
EUR	1,364,916	USD	1,419,363	State Street Bank and Trust Company	2/7/25	—	(3,211)
EUR	694,456	USD	728,700	UBS AG	2/7/25	—	(8,175)
USD	746,673	EUR	710,000	Goldman Sachs International	2/7/25	10,021	—

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,211,609	EUR	1,180,000	Standard Chartered Bank	2/7/25	$ —	$ (12,687)
USD	1,370,792	EUR	1,306,147	State Street Bank and Trust Company	2/7/25	15,614	—
USD	3,503,807	EUR	3,356,198	UBS AG	2/7/25	21,623	—
USD	926,221	EUR	890,142	UBS AG	2/7/25	2,665	—
USD	14,180,256	KZT	7,359,553,000	Citibank, N.A.	2/7/25	—	(1,015)
USD	1,258,859	LKR	373,000,000	Citibank, N.A.	2/7/25	6,758	—
USD	2,428,849	LKR	751,000,000	JPMorgan Chase Bank, N.A.	2/7/25	—	(92,138)
IDR	54,930,700,000	USD	3,383,918	Standard Chartered Bank	2/10/25	—	(15,309)
KZT	282,164,931	USD	546,302	ICBC Standard Bank plc	2/10/25	—	(3,157)
KZT	281,891,780	USD	546,302	ICBC Standard Bank plc	2/10/25	—	(3,682)
KZT	563,565,040	USD	1,092,604	ICBC Standard Bank plc	2/10/25	—	(7,786)
TRY	182,511,329	USD	4,260,550	Standard Chartered Bank	2/10/25	804,879	—
TRY	102,687,143	USD	2,372,642	Standard Chartered Bank	2/10/25	477,342	—
TRY	202,090,357	USD	5,535,705	Standard Chartered Bank	2/10/25	73,122	—
TRY	206,997,062	USD	5,674,820	Standard Chartered Bank	2/10/25	70,187	—
TRY	172,658,298	USD	4,732,115	Standard Chartered Bank	2/10/25	59,853	—
TRY	169,422,977	USD	4,642,997	Standard Chartered Bank	2/10/25	59,177	—
USD	7,029,731	TRY	285,198,472	Standard Chartered Bank	2/10/25	—	(885,682)
UZS	16,619,585,000	USD	1,187,113	ICBC Standard Bank plc	2/10/25	90,800	—
KZT	281,311,474	USD	541,765	ICBC Standard Bank plc	2/11/25	—	(398)
KZT	280,769,709	USD	541,765	ICBC Standard Bank plc	2/11/25	—	(1,440)
TRY	129,703,066	USD	3,575,110	Standard Chartered Bank	2/12/25	18,387	—
TRY	74,005,148	USD	2,038,541	Standard Chartered Bank	2/12/25	11,814	—
TRY	38,996,484	USD	1,074,239	Standard Chartered Bank	2/12/25	6,181	—
TRY	28,680,556	USD	790,006	Standard Chartered Bank	2/12/25	4,605	—
EGP	160,694,420	USD	2,669,343	Citibank, N.A.	2/13/25	516,172	—
KZT	204,782,217	USD	407,151	Societe Generale	2/13/25	—	(13,256)
USD	754,045	LKR	233,000,000	Deutsche Bank AG	2/13/25	—	(27,830)
USD	381,568	LKR	118,000,000	JPMorgan Chase Bank, N.A.	2/13/25	—	(14,403)
USD	1,193,209	LKR	369,000,000	JPMorgan Chase Bank, N.A.	2/13/25	—	(45,040)
UZS	12,273,226,786	USD	873,539	JPMorgan Chase Bank, N.A.	2/13/25	69,626	—
USD	2,821,869	LKR	869,700,000	JPMorgan Chase Bank, N.A.	2/14/25	—	(96,413)
EUR	4,705,489	ISK	711,893,449	Bank of America, N.A.	2/18/25	—	(142,788)
EUR	4,891,268	ISK	740,000,000	Bank of America, N.A.	2/18/25	—	(148,426)
EUR	1,410,769	ISK	205,619,639	Citibank, N.A.	2/18/25	12,384	—
EUR	705,240	ISK	102,809,819	Citibank, N.A.	2/18/25	6,041	—
EUR	173,215	ISK	25,350,000	Citibank, N.A.	2/18/25	787	—
EUR	141,964	ISK	20,769,270	Citibank, N.A.	2/18/25	695	—
ISK	200,367,462	EUR	1,376,528	Citibank, N.A.	2/18/25	—	(13,930)
TRY	73,933,883	USD	2,017,202	Standard Chartered Bank	2/18/25	20,295	—
UZS	14,963,793,783	USD	1,064,281	JPMorgan Chase Bank, N.A.	2/18/25	84,537	—
EGP	53,831,741	USD	889,781	Citibank, N.A.	2/20/25	173,817	—
EGP	33,046,461	USD	533,868	Citibank, N.A.	2/20/25	119,058	—
EGP	27,805,651	USD	444,890	Citibank, N.A.	2/20/25	104,489	—

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,112,375,968	USD	2,117,118	Citibank, N.A.	2/24/25	$ 16,674	$ —
KZT	1,102,171,461	USD	2,117,118	Citibank, N.A.	2/24/25	—	(2,901)
KZT	952,577,000	USD	1,883,792	Citibank, N.A.	2/24/25	—	(56,531)
NGN	1,567,021,679	USD	851,642	Standard Chartered Bank	2/24/25	201,059	—
NGN	794,156,367	USD	425,821	Standard Chartered Bank	2/24/25	107,681	—
TRY	109,548,623	USD	2,602,435	Standard Chartered Bank	2/24/25	400,589	—
USD	2,646,400	TRY	109,548,623	Standard Chartered Bank	2/24/25	—	(356,623)
EGP	23,324,710	USD	448,917	HSBC Bank USA, N.A.	2/25/25	10,841	—
NGN	1,216,220,810	USD	735,321	JPMorgan Chase Bank, N.A.	2/25/25	81,620	—
EGP	13,292,925	USD	245,938	Goldman Sachs International	2/26/25	15,959	—
EGP	29,051,345	USD	444,890	Citibank, N.A.	2/27/25	127,208	—
EGP	25,014,906	USD	450,719	HSBC Bank USA, N.A.	2/27/25	41,891	—
TRY	161,915,552	USD	4,408,060	Standard Chartered Bank	2/28/25	14,899	—
TRY	122,939,117	USD	3,347,814	Standard Chartered Bank	2/28/25	10,447	—
TRY	241,391,986	USD	6,588,711	Standard Chartered Bank	2/28/25	5,261	—
TRY	53,688,769	USD	1,462,622	Standard Chartered Bank	2/28/25	3,965	—
TRY	33,368,232	USD	908,350	Standard Chartered Bank	2/28/25	3,152	—
TRY	41,712,021	USD	1,136,654	Standard Chartered Bank	2/28/25	2,771	—
UZS	13,634,050,578	USD	968,671	ICBC Standard Bank plc	2/28/25	76,039	—
KZT	7,406,915,056	USD	14,180,256	Citibank, N.A.	3/3/25	3,698	—
KZT	235,900,000	USD	451,743	Citibank, N.A.	3/3/25	—	(3)
USD	843,687	ARS	1,002,300,000	Bank of America, N.A.	3/3/25	—	(96,537)
TRY	420,383,778	USD	11,381,502	Standard Chartered Bank	3/4/25	61,713	—
TRY	116,990,134	USD	3,175,222	Standard Chartered Bank	3/4/25	9,352	—
TRY	84,304,444	USD	2,290,402	Standard Chartered Bank	3/4/25	4,439	—
TRY	60,291,797	USD	1,638,377	Standard Chartered Bank	3/4/25	2,818	—
TRY	70,568,075	USD	1,918,408	Standard Chartered Bank	3/4/25	2,517	—
TRY	50,440,701	USD	1,371,465	Standard Chartered Bank	3/4/25	1,575	—
SEK	46,121,001	EUR	3,999,255	Citibank, N.A.	3/5/25	12,571	—
SEK	10,010,000	EUR	870,705	Citibank, N.A.	3/5/25	—	(92)
SEK	45,520,999	EUR	3,947,201	HSBC Bank USA, N.A.	3/5/25	12,435	—
UZS	5,369,835,218	USD	384,383	ICBC Standard Bank plc	3/5/25	26,724	—
KZT	585,524,393	USD	1,096,385	Deutsche Bank AG	3/6/25	24,015	—
KZT	1,089,330,869	USD	2,028,549	JPMorgan Chase Bank, N.A.	3/6/25	55,884	—
KZT	1,072,595,339	USD	2,006,351	JPMorgan Chase Bank, N.A.	3/6/25	46,059	—
KZT	499,833,000	USD	933,691	Citibank, N.A.	3/11/25	21,583	—
KZT	570,942,473	USD	1,096,385	Deutsche Bank AG	3/11/25	—	(5,207)
KZT	255,714,784	USD	484,217	JPMorgan Chase Bank, N.A.	3/11/25	4,502	—
KZT	472,670,619	USD	893,517	Goldman Sachs International	3/12/25	9,626	—
KZT	570,383,870	USD	1,064,348	Deutsche Bank AG	3/13/25	25,236	—
CZK	244,900,000	EUR	9,702,468	UBS AG	3/17/25	9,012	—
EUR	8,411,967	HUF	3,450,000,000	Barclays Bank PLC	3/17/25	—	(8,494)
HUF	3,450,000,000	EUR	8,317,662	UBS AG	3/17/25	106,514	—
KZT	460,181,332	USD	860,152	Goldman Sachs International	3/17/25	18,067	—

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	459,966,293	USD	860,152	Goldman Sachs International	3/17/25	$ 17,656	$ —
UZS	4,968,301,730	USD	352,237	JPMorgan Chase Bank, N.A.	3/17/25	27,142	—
KZT	461,686,598	USD	860,152	Goldman Sachs International	3/18/25	20,727	—
KZT	461,041,483	USD	860,152	Goldman Sachs International	3/18/25	19,496	—
AUD	20,964,264	USD	13,471,678	Citibank, N.A.	3/19/25	—	(435,802)
AUD	24,128,042	USD	15,525,985	Citibank, N.A.	3/19/25	—	(522,828)
AUD	3,066,744	USD	1,979,743	Standard Chartered Bank	3/19/25	—	(72,799)
AUD	4,088,992	USD	2,639,417	Standard Chartered Bank	3/19/25	—	(96,824)
AUD	16,630,000	USD	10,694,836	UBS AG	3/19/25	—	(354,067)
CAD	3,885,000	USD	2,751,586	Goldman Sachs International	3/19/25	—	(73,464)
CAD	4,311,000	USD	3,002,994	JPMorgan Chase Bank, N.A.	3/19/25	—	(31,209)
CAD	2,610,000	USD	1,817,215	Standard Chartered Bank	3/19/25	—	(18,013)
CAD	5,019,000	USD	3,494,459	Standard Chartered Bank	3/19/25	—	(34,614)
CAD	8,695,000	USD	6,171,433	UBS AG	3/19/25	—	(177,540)
CZK	23,720,000	EUR	942,853	Bank of America, N.A.	3/19/25	—	(2,420)
EUR	46,640,420	CZK	1,172,959,925	Goldman Sachs International	3/19/25	136,423	—
EUR	3,362,729	ISK	498,020,126	Bank of America, N.A.	3/19/25	—	(11,516)
EUR	1,404,026	ISK	205,619,639	JPMorgan Chase Bank, N.A.	3/19/25	11,506	—
EUR	700,912	ISK	102,809,819	JPMorgan Chase Bank, N.A.	3/19/25	4,609	—
EUR	893,848	NOK	10,627,000	Barclays Bank PLC	3/19/25	—	(9,694)
EUR	1,736,383	NOK	20,641,000	Barclays Bank PLC	3/19/25	—	(18,572)
EUR	2,235,306	NOK	26,569,000	Citibank, N.A.	3/19/25	—	(23,655)
EUR	1,582,501	PLN	6,801,366	Bank of America, N.A.	3/19/25	—	(24,907)
EUR	33,999,604	PLN	146,263,575	Barclays Bank PLC	3/19/25	—	(569,012)
EUR	1,579,192	PLN	6,801,366	BNP Paribas	3/19/25	—	(28,346)
EUR	5,471,015	PLN	23,534,119	Deutsche Bank AG	3/19/25	—	(91,132)
EUR	12,323,777	PLN	52,968,212	UBS AG	3/19/25	—	(194,539)
ISK	242,562,322	EUR	1,600,754	Bank of America, N.A.	3/19/25	44,147	—
ISK	258,611,053	EUR	1,737,160	Citibank, N.A.	3/19/25	15,368	—
JPY	112,800,000	USD	720,622	Standard Chartered Bank	3/19/25	10,262	—
JPY	911,610,000	USD	6,141,902	UBS AG	3/19/25	—	(235,154)
JPY	1,283,966,653	USD	8,650,627	UBS AG	3/19/25	—	(331,205)
KZT	883,826,000	USD	1,646,165	Goldman Sachs International	3/19/25	39,732	—
KZT	517,222,313	USD	969,398	JPMorgan Chase Bank, N.A.	3/19/25	17,203	—
MXN	561,000	USD	27,145	Goldman Sachs International	3/19/25	—	(250)
MXN	2,746,000	USD	132,873	Goldman Sachs International	3/19/25	—	(1,223)
MXN	236,000	USD	11,370	Standard Chartered Bank	3/19/25	—	(56)
MXN	1,154,000	USD	55,598	Standard Chartered Bank	3/19/25	—	(273)
MYR	12,816,000	USD	2,906,386	Barclays Bank PLC	3/19/25	—	(22,665)
MYR	6,758,000	USD	1,533,122	Credit Agricole Corporate and Investment Bank	3/19/25	—	(12,508)
MYR	9,424,000	USD	2,136,961	Credit Agricole Corporate and Investment Bank	3/19/25	—	(16,473)
MYR	3,220,000	USD	718,109	Goldman Sachs International	3/19/25	6,422	—
NOK	49,881,404	EUR	4,243,420	Citibank, N.A.	3/19/25	—	(4,231)

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NOK	28,694,154	EUR	2,460,247	Citibank, N.A.	3/19/25	$ —	$ (22,423)
NOK	50,028,596	EUR	4,258,159	State Street Bank and Trust Company	3/19/25	—	(6,548)
NOK	29,142,846	EUR	2,498,526	UBS AG	3/19/25	—	(22,575)
NZD	21,826,133	USD	12,609,546	Barclays Bank PLC	3/19/25	—	(289,447)
NZD	3,331,000	USD	1,876,011	Standard Chartered Bank	3/19/25	4,224	—
NZD	2,159,000	USD	1,215,814	Standard Chartered Bank	3/19/25	2,867	—
NZD	2,160,000	USD	1,217,222	Standard Chartered Bank	3/19/25	2,024	—
SAR	5,828,000	USD	1,550,669	Standard Chartered Bank	3/19/25	1,722	—
SEK	98,400,000	EUR	8,579,949	UBS AG	3/19/25	—	(21,232)
SGD	19,442,000	USD	14,485,605	Barclays Bank PLC	3/19/25	—	(154,090)
SGD	16,919,000	USD	12,661,761	Barclays Bank PLC	3/19/25	—	(190,055)
SGD	12,000,000	USD	8,986,845	Standard Chartered Bank	3/19/25	—	(141,141)
SGD	12,000,000	USD	8,993,143	Standard Chartered Bank	3/19/25	—	(147,438)
USD	12,646,407	AUD	19,680,000	Citibank, N.A.	3/19/25	409,105	—
USD	3,690,807	CNH	27,090,000	Bank of America, N.A.	3/19/25	—	(14,830)
USD	17,763,741	CNH	129,000,000	Barclays Bank PLC	3/19/25	117,848	—
USD	2,668,293	CNH	19,600,000	BNP Paribas	3/19/25	—	(12,788)
USD	10,516,455	CNH	76,000,000	Standard Chartered Bank	3/19/25	120,425	—
USD	7,226,911	CNH	52,300,000	Standard Chartered Bank	3/19/25	72,801	—
USD	9,110,108	CNH	66,191,500	UBS AG	3/19/25	55,781	—
USD	3,720,717	CNH	27,310,000	UBS AG	3/19/25	—	(15,014)
USD	102,615	JPY	16,129,342	Barclays Bank PLC	3/19/25	—	(1,895)
USD	1,186,043	JPY	176,038,075	UBS AG	3/19/25	45,410	—
USD	38,098	MXN	797,000	Goldman Sachs International	3/19/25	—	(112)
USD	7,839,713	MYR	34,570,000	Barclays Bank PLC	3/19/25	61,137	—
USD	543,807	MYR	2,430,000	State Street Bank and Trust Company	3/19/25	—	(2,966)
USD	1,392,888	NZD	2,384,200	Australia and New Zealand Banking Group Limited	3/19/25	47,090	—
USD	67,575	NZD	117,197	Australia and New Zealand Banking Group Limited	3/19/25	1,421	—
USD	15,635,716	NZD	27,064,194	Barclays Bank PLC	3/19/25	358,912	—
USD	13,484,696	NZD	23,340,949	Barclays Bank PLC	3/19/25	309,536	—
USD	4,419,612	NZD	7,650,000	Barclays Bank PLC	3/19/25	101,450	—
USD	121,960	NZD	211,104	Barclays Bank PLC	3/19/25	2,800	—
USD	68,068	NZD	117,104	BNP Paribas	3/19/25	1,967	—
USD	1,412,934	NZD	2,423,590	Citibank, N.A.	3/19/25	44,901	—
USD	433,750	NZD	750,000	Citibank, N.A.	3/19/25	10,401	—
USD	199,544	NZD	344,135	Citibank, N.A.	3/19/25	5,292	—
USD	633,474	NZD	1,092,325	HSBC Bank USA, N.A.	3/19/25	16,894	—
USD	375,849	NZD	648,058	HSBC Bank USA, N.A.	3/19/25	10,043	—
USD	1,675,677	SGD	2,280,000	Citibank, N.A.	3/19/25	—	(5,007)
USD	3,488,971	SGD	4,750,000	HSBC Bank USA, N.A.	3/19/25	—	(12,454)
USD	5,423,754	SGD	7,390,000	Standard Chartered Bank	3/19/25	—	(23,726)
USD	6,443,200	SGD	8,780,000	Standard Chartered Bank	3/19/25	—	(28,907)
USD	680,600	VND	17,471,000,000	Citibank, N.A.	3/19/25	—	(15,332)

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,037,485	ZAR	18,694,206	Citibank, N.A.	3/19/25	$ 40,545	$ —
USD	3,392,068	ZAR	63,720,000	Goldman Sachs International	3/19/25	—	(6,042)
USD	107,568,602	ZAR	1,936,869,488	HSBC Bank USA, N.A.	3/19/25	4,277,720	—
USD	35,790,067	ZAR	644,432,362	HSBC Bank USA, N.A.	3/19/25	1,423,277	—
USD	1,017,381	ZAR	18,168,592	HSBC Bank USA, N.A.	3/19/25	48,473	—
VND	17,471,000,000	USD	708,188	Citibank, N.A.	3/19/25	—	(12,256)
ZAR	20,430,000	USD	1,087,570	Goldman Sachs International	3/19/25	1,937	—
UZS	4,160,754,064	USD	294,880	JPMorgan Chase Bank, N.A.	3/20/25	22,629	—
KES	113,812,672	USD	840,635	Standard Chartered Bank	3/21/25	33,435	—
USD	758,751	KES	113,812,672	Standard Chartered Bank	3/21/25	—	(115,319)
KZT	839,166,233	USD	1,590,686	JPMorgan Chase Bank, N.A.	3/31/25	5,403	—
USD	1,354,167	UYU	61,100,000	Goldman Sachs International	3/31/25	—	(44,746)
UYU	61,100,000	USD	1,421,757	Citibank, N.A.	3/31/25	—	(22,844)
USD	1,041,989	ARS	1,276,437,000	Goldman Sachs International	4/3/25	—	(132,991)
USD	1,687,408	ARS	2,063,700,000	Goldman Sachs International	4/3/25	—	(212,260)
USD	1,687,408	ARS	2,063,700,000	Goldman Sachs International	4/3/25	—	(212,260)
KES	165,880,000	USD	1,219,716	Standard Chartered Bank	4/4/25	51,045	—
USD	1,138,113	KES	165,880,000	Standard Chartered Bank	4/4/25	—	(132,647)
UZS	4,142,721,282	USD	291,741	JPMorgan Chase Bank, N.A.	4/4/25	23,306	—
TRY	75,590,000	USD	1,646,854	Standard Chartered Bank	4/8/25	348,308	—
TRY	67,960,000	USD	1,482,236	Standard Chartered Bank	4/8/25	311,535	—
USD	3,359,440	TRY	143,550,000	Standard Chartered Bank	4/8/25	—	(429,494)
KES	201,497,151	USD	1,480,411	Standard Chartered Bank	4/9/25	61,637	—
USD	1,380,117	KES	201,497,151	Standard Chartered Bank	4/9/25	—	(161,931)
ETB	12,054,000	USD	92,759	ICBC Standard Bank plc	4/11/25	—	(2,121)
KZT	469,702,212	USD	939,404	Bank of America, N.A.	4/11/25	—	(49,005)
USD	449,285	UYU	20,303,181	Goldman Sachs International	4/15/25	—	(14,622)
UYU	20,303,181	USD	478,736	Citibank, N.A.	4/15/25	—	(14,829)
UZS	3,689,671,414	USD	257,659	Standard Chartered Bank	4/15/25	22,115	—
KES	201,290,134	USD	1,483,347	Standard Chartered Bank	4/16/25	54,934	—
USD	1,380,117	KES	201,290,134	Standard Chartered Bank	4/16/25	—	(158,163)
UZS	12,250,550,000	USD	859,989	ICBC Standard Bank plc	4/17/25	68,431	—
KZT	2,145,239,102	USD	4,012,605	JPMorgan Chase Bank, N.A.	4/24/25	36,255	—
UZS	16,829,055,017	USD	1,236,521	ICBC Standard Bank plc	4/25/25	36,185	—
KZT	1,314,955,069	USD	2,480,654	JPMorgan Chase Bank, N.A.	4/28/25	—	(2,185)
KZT	922,091,360	USD	1,747,626	JPMorgan Chase Bank, N.A.	4/28/25	—	(9,639)
MXN	99,910,000	USD	4,813,517	Standard Chartered Bank	4/28/25	—	(53,121)
USD	4,817,958	MXN	99,910,000	Goldman Sachs International	4/28/25	57,562	—
KZT	1,127,000,807	USD	2,119,020	JPMorgan Chase Bank, N.A.	4/30/25	3,760	—
KES	261,304,500	USD	1,914,319	Standard Chartered Bank	5/5/25	75,802	—
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(149,415)
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(149,415)
KZT	883,826,000	USD	1,700,319	JPMorgan Chase Bank, N.A.	5/30/25	—	(49,691)
KZT	883,826,000	USD	1,701,301	JPMorgan Chase Bank, N.A.	5/30/25	—	(50,673)

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,983,508	OMR	3,844,000	Standard Chartered Bank	6/9/25	$ 887	$ —
UZS	3,152,164,000	USD	219,778	JPMorgan Chase Bank, N.A.	6/9/25	16,147	—
USD	17,699,754	BHD	6,766,439	Standard Chartered Bank	6/18/25	—	(214,049)
USD	5,911,596	SAR	22,308,000	Standard Chartered Bank	6/18/25	—	(23,738)
UZS	5,267,367,000	USD	367,961	Standard Chartered Bank	6/23/25	24,973	—
UZS	8,036,734,000	USD	563,191	ICBC Standard Bank plc	6/27/25	35,766	—
UZS	8,076,175,636	USD	563,192	ICBC Standard Bank plc	6/30/25	38,278	—
MXN	191,790,000	USD	8,973,375	Standard Chartered Bank	7/22/25	54,445	—
USD	8,993,880	MXN	191,790,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(33,940)
USD	8,593,316	OMR	3,310,000	Standard Chartered Bank	7/31/25	—	(1,903)
USD	1,689,843	ARS	2,362,400,000	Goldman Sachs International	8/26/25	—	(317,610)
USD	1,677,815	ARS	2,362,363,000	Goldman Sachs International	8/26/25	—	(329,607)
UZS	8,779,301,000	USD	618,261	ICBC Standard Bank plc	8/29/25	26,795	—
UZS	8,779,301,000	USD	618,261	JPMorgan Chase Bank, N.A.	8/29/25	26,795	—
UZS	8,794,758,000	USD	618,261	JPMorgan Chase Bank, N.A.	9/4/25	27,039	—
UZS	4,050,152,000	USD	284,221	Citibank, N.A.	9/8/25	12,678	—
USD	16,113,370	BRL	97,900,000	Citibank, N.A.	10/1/25	267,461	—
USD	16,005,624	BRL	97,900,000	Citibank, N.A.	10/1/25	159,716	—
USD	15,537,816	BRL	94,400,000	BNP Paribas	10/2/25	262,341	—
USD	14,517,640	BRL	93,000,000	BNP Paribas	10/2/25	—	(531,292)
USD	916,787	NGN	1,792,318,000	Goldman Sachs International	10/7/25	—	(181,623)
NGN	215,900,000	USD	113,632	JPMorgan Chase Bank, N.A.	10/9/25	18,576	—
USD	889,798	NGN	1,727,142,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(167,402)
EGP	614,910,000	USD	10,769,002	JPMorgan Chase Bank, N.A.	10/15/25	245,398	—
USD	1,327,359	NGN	2,601,623,022	JPMorgan Chase Bank, N.A.	10/15/25	—	(261,946)
MXN	51,418,000	USD	2,411,624	Bank of America, N.A.	10/24/25	—	(21,558)
USD	2,411,161	MXN	51,418,000	UBS AG	10/24/25	21,095	—
USD	16,324,650	HKD	126,400,000	JPMorgan Chase Bank, N.A.	12/9/25	16,445	—
USD	747,762	HKD	5,790,000	JPMorgan Chase Bank, N.A.	12/9/25	733	—
UZS	11,412,500,000	USD	711,059	Standard Chartered Bank	3/25/26	87,339	—
UZS	6,387,596,000	USD	396,745	Deutsche Bank AG	10/5/26	26,860	—
UZS	3,518,712,735	USD	218,554	Deutsche Bank AG	10/7/26	14,671	—
UZS	2,119,371,000	USD	118,170	Deutsche Bank AG	10/25/27	7,210	—
UZS	2,223,163,000	USD	124,352	Deutsche Bank AG	11/8/27	6,610	—
						$15,028,305	$(10,876,462)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
LME Copper	78	Long	7/14/25	$ 17,805,158	$ (398,452)

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
WTI Crude Oil	149	Long	3/20/25	$ 10,725,020	$ (720,888)
LME Copper	(78)	Short	7/14/25	(17,805,158)	20,246
Equity Futures
Nikkei 225 Index	25	Long	3/13/25	6,350,067	24,911
S&P/TSX 60 Index	(88)	Short	3/20/25	(18,678,391)	(163,484)
STOXX Europe 600 Index	(673)	Short	3/21/25	(18,850,602)	(694,245)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,452	Long	3/31/25	154,479,187	(1,053,384)
U.S. 10-Year Treasury Note	609	Long	3/20/25	66,285,844	294,016
Euro-Bobl	(77)	Short	3/6/25	(9,380,288)	95,908
Euro-Bund	(186)	Short	3/6/25	(25,570,591)	835,501
Euro-Buxl	(29)	Short	3/6/25	(3,878,508)	362,219
Euro-Schatz	(53)	Short	3/6/25	(5,872,926)	34,089
Japan 10-Year Bond	(1)	Short	3/13/25	(906,992)	10,639
U.S. 2-Year Treasury Note	(5)	Short	3/31/25	(1,028,125)	354
U.S. Long Treasury Bond	(49)	Short	3/20/25	(5,581,406)	97,575
U.S. Ultra 10-Year Treasury Note	(91)	Short	3/20/25	(10,135,125)	13,795
U.S. Ultra-Long Treasury Bond	(160)	Short	3/20/25	(18,955,000)	715,066
					$(526,134)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 497,789
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	497,789
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	496,999
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	559,352
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(409,192)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(409,192)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(411,564)

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	$ (540,907)
EUR	2,590	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	346,509
USD	16,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	11/8/29	(11,628)
USD	10,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	11/8/29	(14,712)
USD	11,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	11/8/29	(17,567)
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,043,453)
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(377,460)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	586,927
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	288,313
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	384,343
USD	3,510	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	85,365
							$507,711
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	9,804,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	$ 10,773	$ (9,585)	$ 1,188
COP	9,804,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(10,356)	—	(10,356)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(32,635)	21	(32,614)
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	118,531	—	118,531
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	47,851	—	47,851
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	58,466	—	58,466
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	26,199	—	26,199

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	$ 55,802	$ —	$ 55,802
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	49,244	—	49,244
GBP	6,500	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	117,778	—	117,778
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.73% (pays annually)	3/20/29	(138,010)	—	(138,010)
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(130,105)	—	(130,105)
GBP	5,536	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(131,146)	—	(131,146)
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.77% (pays annually)	3/20/29	(126,311)	—	(126,311)
GBP	5,495	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(107,629)	—	(107,629)
GBP	2,074	Pays	1-day Sterling Overnight Index Average (pays annually)	4.03% (pays annually)	6/20/29	(7,148)	—	(7,148)
GBP	2,074	Pays	1-day Sterling Overnight Index Average (pays annually)	4.05% (pays annually)	6/20/29	(4,484)	—	(4,484)
GBP	2,153	Pays	1-day Sterling Overnight Index Average (pays annually)	4.13% (pays annually)	6/20/29	4,426	—	4,426
GBP	2,100	Pays	1-day Sterling Overnight Index Average (pays annually)	4.14% (pays annually)	6/20/29	6,320	—	6,320
GBP	2,393	Pays	1-day Sterling Overnight Index Average (pays annually)	3.78% (pays annually)	12/18/29	(24,325)	—	(24,325)
GBP	2,397	Pays	1-day Sterling Overnight Index Average (pays annually)	3.81% (pays annually)	12/18/29	(21,109)	—	(21,109)
INR	1,195,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(94,832)	—	(94,832)
INR	520,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(40,758)	—	(40,758)
INR	522,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(40,226)	—	(40,226)
INR	405,070	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(30,602)	—	(30,602)
INR	155,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	(444)	—	(444)
INR	391,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	82	—	82
INR	381,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	1,179	—	1,179

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	302,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	$ 2,245	$ —	$ 2,245
INR	485,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.15% (pays semi-annually)	3/19/30	19,002	—	19,002
INR	273,740	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.16% (pays semi-annually)	3/19/30	11,369	—	11,369
INR	315,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	14,904	—	14,904
INR	280,578	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	13,406	—	13,406
INR	581,990	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	28,367	—	28,367
INR	282,840	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	14,330	—	14,330
INR	283,926	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	14,317	—	14,317
INR	212,132	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.18% (pays semi-annually)	3/19/30	11,359	—	11,359
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	42,758	—	42,758
INR	569,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	51,795	—	51,795
KRW	6,938,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	(1,889)	—	(1,889)
KRW	14,149,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	(3,852)	—	(3,852)
KRW	5,660,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	295	—	295
KRW	5,415,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	17,846	—	17,846
KRW	7,120,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	25,197	—	25,197
KRW	14,286,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	54,032	—	54,032
KRW	3,652,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(1,885)	—	(1,885)
KRW	7,485,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(6,168)	—	(6,168)
KRW	2,985,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(4,298)	—	(4,298)
KRW	2,853,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(20,270)	—	(20,270)

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	3,788,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	$ (27,030)	$ —	$ (27,030)
KRW	7,577,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(59,900)	—	(59,900)
MXN	296,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.55% (pays monthly)	12/12/25	27,805	—	27,805
MXN	255,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	12/12/25	26,684	—	26,684
MXN	451,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	12/15/25	50,163	—	50,163
MXN	522,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.06% (pays monthly)	6/5/26	79,075	—	79,075
MXN	336,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.00% (pays monthly)	6/22/26	36,950	—	36,950
MXN	317,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.04% (pays monthly)	7/6/26	51,851	—	51,851
MXN	288,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.99% (pays monthly)	7/20/26	34,628	—	34,628
MXN	496,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.56% (pays monthly)	10/16/26	203,108	(2,046)	201,062
MXN	255,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/16/26	105,822	(1,051)	104,771
MXN	509,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.54% (pays monthly)	10/19/26	205,501	(2,293)	203,208
MXN	451,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/19/26	187,328	(2,033)	185,295
MXN	296,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.55% (pays monthly)	11/13/26	130,137	(1,248)	128,889
MXN	247,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.06% (pays monthly)	1/8/27	70,400	—	70,400
MXN	246,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.07% (pays monthly)	1/8/27	73,197	—	73,197
MXN	241,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.02% (pays monthly)	1/11/27	62,333	—	62,333
MXN	13,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.13% (pays monthly)	11/6/29	8,165	—	8,165

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	108,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	$ 78,574	$ —	$ 78,574
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	101,753	—	101,753
TWD	145,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	94,166	—	94,166
TWD	343,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	216,527	—	216,527
TWD	118,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	71,686	—	71,686
TWD	473,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	281,614	—	281,614
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	83,610	—	83,610
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	82,703	—	82,703
TWD	566,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	155,272	—	155,272
TWD	229,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(34,346)	—	(34,346)
TWD	413,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(24,178)	—	(24,178)
TWD	427,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(29,506)	—	(29,506)
TWD	200,691	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	74,332	—	74,332
TWD	217,718	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	80,317	—	80,317
TWD	200,691	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	71,366	—	71,366
TWD	150,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(3,552)	—	(3,552)
TWD	177,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(5,637)	—	(5,637)
TWD	162,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(5,645)	—	(5,645)
Total						$2,394,664	$(18,235)	$2,376,429
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	12,771	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	$ (8,326)
Bank of America, N.A.	MYR	11,556	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(8,380)

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	44,035	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	$ (29,629)
BNP Paribas	MYR	11,788	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(7,931)
Citibank, N.A.	MYR	64,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	(58,909)
Citibank, N.A.	MYR	12,860	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(8,653)
JPMorgan Chase Bank, N.A.	MYR	37,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(37,812)
JPMorgan Chase Bank, N.A.	MYR	39,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(39,398)
JPMorgan Chase Bank, N.A.	MYR	4,010	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(2,698)
JPMorgan Chase Bank, N.A.	MYR	10,716	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	12/18/29	(7,882)
JPMorgan Chase Bank, N.A.	MYR	13,664	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	12/18/29	(10,479)
Nomura International PLC	MYR	78,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	(57,793)
Standard Chartered Bank	MYR	39,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	(35,898)
Total							$(313,788)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$4,140	1.00% (pays quarterly)(1)	12/20/29	$ (161,035)	$ 157,223	$ (3,812)
Finland	4,420	0.25% (pays quarterly)(1)	12/20/29	(12,180)	7,061	(5,119)
Germany	17,910	0.25% (pays quarterly)(1)	12/20/29	(95,809)	117,406	21,597
Hungary	4,410	1.00% (pays quarterly)(1)	12/20/29	32,901	(55,536)	(22,635)
Malaysia	111,910	1.00% (pays quarterly)(1)	12/20/29	(2,761,308)	2,976,896	215,588
Poland	19,300	1.00% (pays quarterly)(1)	6/20/29	(304,866)	194,766	(110,100)
Poland	7,920	1.00% (pays quarterly)(1)	12/20/29	(119,669)	94,646	(25,023)
Qatar	5,300	1.00% (pays quarterly)(1)	12/20/29	(147,639)	135,125	(12,514)
Romania	3,920	1.00% (pays quarterly)(1)	12/20/29	170,663	(96,112)	74,551
Saudi Arabia	24,613	1.00% (pays quarterly)(1)	12/20/29	(438,579)	436,026	(2,553)

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$150,650	1.00% (pays quarterly)(1)	12/20/29	$ 5,794,524	$(6,125,261)	$(330,737)
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	699,406	(940,606)	(241,200)
Sweden	8,470	0.25% (pays quarterly)(1)	12/20/29	(57,819)	43,949	(13,870)
Turkey	43,550	1.00% (pays quarterly)(1)	12/20/29	2,714,090	(3,214,498)	(500,408)
United Kingdom	17,630	1.00% (pays quarterly)(1)	12/20/29	(622,850)	610,437	(12,413)
Total				$4,689,830	$(5,658,478)	$(968,648)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	Bank of America, N.A.	$ 2,208	1.00% (pays quarterly)(1)	1.95%	12/20/29	$ (87,039)	$ 77,027	$ (10,012)
Panama	Citibank, N.A.	6,621	1.00% (pays quarterly)(1)	1.95	12/20/29	(261,000)	180,728	(80,272)
Panama	Goldman Sachs International	1,698	1.00% (pays quarterly)(1)	1.95	12/20/29	(66,935)	81,289	14,354
Panama	Goldman Sachs International	3,087	1.00% (pays quarterly)(1)	1.95	12/20/29	(121,689)	102,593	(19,096)
Panama	Goldman Sachs International	3,087	1.00% (pays quarterly)(1)	1.95	12/20/29	(121,689)	105,389	(16,300)
Panama	Goldman Sachs International	3,190	1.00% (pays quarterly)(1)	1.95	12/20/29	(125,750)	86,537	(39,213)
Panama	Goldman Sachs International	6,390	1.00% (pays quarterly)(1)	1.95	12/20/29	(251,894)	207,543	(44,351)
Panama	Goldman Sachs International	6,600	1.00% (pays quarterly)(1)	1.95	12/20/29	(260,172)	205,824	(54,348)
Panama	Goldman Sachs International	6,620	1.00% (pays quarterly)(1)	1.95	12/20/29	(260,960)	190,261	(70,699)
Panama	Goldman Sachs International	6,623	1.00% (pays quarterly)(1)	1.95	12/20/29	(261,078)	221,353	(39,725)
Panama	Goldman Sachs International	11,040	1.00% (pays quarterly)(1)	1.95	12/20/29	(435,196)	373,275	(61,921)
Panama	Goldman Sachs International	12,346	1.00% (pays quarterly)(1)	1.95	12/20/29	(486,679)	507,551	20,872
Panama	JPMorgan Chase Bank, N.A.	2,660	1.00% (pays quarterly)(1)	1.95	12/20/29	(104,857)	84,260	(20,597)
Panama	JPMorgan Chase Bank, N.A.	4,420	1.00% (pays quarterly)(1)	1.95	12/20/29	(174,236)	144,079	(30,157)

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	JPMorgan Chase Bank, N.A.	$ 6,620	1.00% (pays quarterly)(1)	1.95%	12/20/29	$ (260,960)	$ 214,426	$ (46,534)
Petroleos Mexicanos	Bank of America, N.A.	18,707	1.00% (pays quarterly)(1)	2.80	3/20/25	(21,875)	40,186	18,311
Petroleos Mexicanos	Deutsche Bank AG	21,518	4.00% (pays monthly)	4.51	7/6/26	61,327	—	61,327
Petroleos Mexicanos	Deutsche Bank AG	21,032	4.20% (pays monthly)	4.51	7/6/26	92,633	—	92,633
Total		$144,467				$(3,148,049)	$2,822,321	$(325,728)
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$ 3,580	1.00% (pays quarterly)(1)	12/20/29	$(114,734)	$ 111,816	$ (2,918)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(197,718)	(170,851)	(368,569)
Saudi Arabia	Barclays Bank PLC	28,800	1.00% (pays quarterly)(1)	12/20/34	(57,656)	115,105	57,449
Total					$(370,108)	$56,070	$(314,038)
*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $144,467,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Global Macro Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	74,500	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	2/26/25	$ 18,253
Citibank, N.A.	USD	16,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	2/18/25	(9,925)
Citibank, N.A.	USD	8,600	Excess Return on Citi Commodities F6 vs F0 Carry Index (pays upon termination)	Excess Return on Citi Commodities Index + 0.20% (pays upon termination)	2/14/25	(64,649)
Citibank, N.A.	KRW	10,694,874	Positive Return on KOSPI 200 Index Futures 3/2025 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 3/2025 (pays upon termination)	3/25/25	(19,443)
JPMorgan Chase Bank, N.A.	USD	6,500	Excess Return on USD - SOFR Compounded Index minus 1.20% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	2/7/25	(109,988)
						$(185,752)
Abbreviations:
ADR	– American Depositary Receipt
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
HICP	– Harmonised Indices of Consumer Prices

KLIBOR	– Kuala Lumpur Interbank Offered Rate
LME	– London Metal Exchange
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TLREF	– Turkish Lira Overnight Reference Rate
WTI	– West Texas Intermediate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso

EGP	– Egyptian Pound
ETB	– Ethiopian Birr
EUR	– Euro
GBP	– British Pound Sterling
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling

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Consolidated Portfolio of Investments (Unaudited) — continued

KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty

PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2025 were $10,619,599 or 0.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio entered into forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	1/14/25	On Demand(1)	4.40%	NZD	22,265,747	$12,585,787
Total						$12,585,787
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

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At January 31, 2025, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2025, the underlying collateral for all open reverse repurchase agreements was comprised of Sovereign Government Bonds having an aggregate market value of $12,914,065.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2025.
Restricted Securities
At January 31, 2025, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 4,484,377
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	6,699,210
Total Restricted Securities			$10,100,000	$11,183,587
Affiliated Investments
At January 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $260,938,182, which represents 13.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$128,853,494	$371,616,642	$(239,531,954)	$ —	$ —	$260,938,182	$1,901,996	260,938,182
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 28,639,798	$ —	$ 28,639,798
Common Stocks	6,174,321	88,327,856*	—	94,502,177
Convertible Bonds	—	49,828	—	49,828
Foreign Corporate Bonds	—	77,039,096	0	77,039,096
Insurance Linked Securities	—	—	16,621,433	16,621,433
Loan Participation Notes	—	—	15,614,613	15,614,613
Rights	2,300	—	—	2,300
Senior Floating-Rate Loans	—	6,098,939	—	6,098,939
Sovereign Government Bonds	—	905,964,729	—	905,964,729
Sovereign Loans	—	55,968,262	—	55,968,262
U.S. Government Agency Mortgage-Backed Securities	—	4,405,824	—	4,405,824
U.S. Government Guaranteed Small Business Administration Loans	—	3,211,881	—	3,211,881
Short-Term Investments:
Affiliated Fund	260,938,182	—	—	260,938,182
Repurchase Agreements	—	138,682,703	—	138,682,703
Sovereign Government Securities	—	130,056,441	—	130,056,441
U.S. Treasury Obligations	—	130,961,459	—	130,961,459
Purchased Currency Options	—	1,312,460	—	1,312,460
Purchased Put Options	792,070	—	—	792,070
Total Investments	$267,906,873	$1,570,719,276	$32,236,046	$1,870,862,195
Forward Foreign Currency Exchange Contracts	$ —	$ 22,206,091	$ —	$ 22,206,091
Futures Contracts	2,479,408	24,911	—	2,504,319
Swap Contracts	—	16,890,123	—	16,890,123
Total	$270,386,281	$1,609,840,401	$32,236,046	$1,912,462,728
Liability Description
Securities Sold Short	$(64,306,256)	$ (140,631,509)	$ —	$ (204,937,765)
Written Currency Options	—	(505,522)	—	(505,522)
Forward Foreign Currency Exchange Contracts	—	(14,194,768)	—	(14,194,768)
Futures Contracts	(3,030,453)	—	—	(3,030,453)
Swap Contracts	—	(13,315,615)	—	(13,315,615)
Total	$(67,336,709)	$ (168,647,414)	$ —	$ (235,984,123)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

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Consolidated Portfolio of Investments (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$20,806,857	$15,771,698	$36,578,555
Realized gains (losses)	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	(2,572,424)	(253,243)	(2,825,667)
Cost of purchases	—	4,000,000	—	4,000,000
Proceeds from sales, including return of capital	—	(5,613,000)	—	(5,613,000)
Accrued discount (premium)	—	—	96,158	96,158
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of January 31, 2025	$0	$16,621,433	$15,614,613	$32,236,046
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2025	$ —	$(1,727,879)	$ (253,243)	$(1,981,122)
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2025:
Type of Investment	Fair Value as of January 31, 2025	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	11,183,587	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	15,614,613	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.42% - 5.41%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.04% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Sidecars of $5,437,846 were primarily valued on the basis of broker quotations.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.